UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2011 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (6.4%)
International Banks (6.4%)
Bank of Montreal
0.09%, 8/3/11	$50,000	$50,000
BNP Paribas Securities Corp.
0.55%, 8/10/11	20,000	20,000
Credit Agricole Securities USA
0.24%, 8/4/11	92,500	92,500
DnB NOR Bank ASA
0.08%, 8/2/11	10,000	10,000
Svenska Handelsbanken AB
0.24%, 8/29/11	40,000	40,000
Total Certificates of Deposit (Cost $212,500)		212,500

Commercial Paper (a) (12.4%)
International Banks (12.4%)
ABN Amro Funding USA LLC
0.27%, 8/5/11 (b)	75,000	74,998
Bank of Nova Scotia
0.10%, 8/8/11	85,000	84,998
BPCE SA
0.25%, 9/12/11 (b)	55,000	54,984
ING Funding LLC
0.02%, 8/3/11	150,000	149,999
Westpac Securities NZ Ltd.
0.23%, 9/16/11 (b)	45,000	44,987
Total Commercial Paper (Cost $409,966)		409,966

Floating Rate Notes (14.5%)
International Banks (14.5%)
BNP Paribas
0.52%, 2/9/12	75,000	75,000
Nataxis
0.49%, 10/19/11	85,000	85,000
Royal Bank of Canada
0.26%, 2/27/12	75,000	75,000
Societe Generale,
0.27%, 5/8/12	100,000	100,000
0.42%, 2/3/12	35,000	35,000
UBS AG
0.24%, 12/14/11	110,000	110,000
Total Floating Rate Notes (Cost $480,000)		480,000

Repurchase Agreements (49.8%)
Barclays Capital, Inc., (0.40%, dated 7/28/11, due 8/4/11; proceeds $15,001; fully collateralized by a Corporate Bond; Weyerhaeuser Co. 7.38% due 3/15/32; valued at $15,797)	15,000	15,000

	Face Amount (000)	Value (000)

Barclays Capital, Inc., (0.51%, dated 7/29/11, due 8/1/11; proceeds $10,000; fully collateralized by Convertible Bonds; Alcoa, Inc. 5.25% due 3/15/14; Alliant Techsystems, Inc. 3.00% due 8/15/24; Health Care REIT, Inc. 3.00% due 12/1/29; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lam Research Corp. 1.25% due 5/15/18; Lennar Corp. 2.75% due 12/15/20; Liberty Media LLC 3.50% due 1/15/31; Omnicom Group, Inc. Zero Coupon due 7/31/32; Teleflex, Inc. 3.88% due 8/1/17; Terex Corp. 4.00% due 6/1/15; TW Telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; valued at $11,301)

	$10,000	$10,000

Barclays Capital, Inc., (0.57%, dated 6/13/11, due 9/12/11; proceeds $10,014; fully collateralized by Corporate Bonds; American Express Credit Corp. 0.31% due 2/24/12; American International Group, Inc. Zero Coupon due 2/28/28; AvalonBay Communities, Inc. 3.95% due 1/15/21; Bank of America NA 5.30% due 3/15/17; Bank of America, Corp. 7.23% due 8/15/12; Barclays Bank PLC Zero Coupon - 4.50% due 4/8/21- 9/30/26; Caterpillar Financial Services Corp. 4.75% - 5.45% due 2/17/15 - 4/15/18; Credit Suisse 5.30% due 8/13/19; General Electric Capital Corp. 0.40% - 6.88% due 3/3/12 - 1/10/39; Goldman Sachs Group, Inc. (The) 3.63% due 8/1/12; John Deere Capital, Corp. 4.95% due 12/17/12; Merrill Lynch & Co., Inc. 6.15% due 4/25/13; Principal Life Income Funding Trusts Zero Coupon due 10/1/14; Protective Life Secured Trusts 2.92% due 7/10/12; Scotland International Finance No. 2 BV 4.25% due 5/23/13; Tyson Foods, Inc. 10.50% due 3/1/14; Weyerhaeuser Co. 7.38% due 3/15/32; valued at $10,500)

	10,000	10,000

Barclays Capital, Inc., (0.76%, dated 7/29/11, due 2/17/12; proceeds $35,150; fully collateralized by Convertible Bonds; Alcoa, Inc. 5.25% due 3/15/14; Alliant Techsystems, Inc. 3.00% due 8/15/24; Health Care REIT, Inc. 3.00% due 12/1/29; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lam Research Corp. 1.25% due 5/15/18; Lennar Corp. 2.75% due 12/15/20; Liberty Media LLC 3.50% due 1/15/31; Omnicom Group, Inc. Zero Coupon due 7/31/32; Teleflex, Inc. 3.88% due 8/1/17; Terex Corp. 4.00% due 6/1/15; TW Telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; valued at $39,550)

	35,000	35,000
BNP Paribas Securities Corp., (0.20%, dated 7/29/11, due 8/1/11; proceeds $68,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 6.50% due 6/1/25 - 5/1/38; Federal National Mortgage Association 3.50% - 6.50% due 1/1/26 - 8/1/41; valued at $70,040)	68,000	68,000
BNP Paribas Securities Corp., (0.41%, dated 7/29/11, due 8/1/11; proceeds $10,000; fully collateralized by Corporate Bonds; AES Corp. (The) 7.75% due 10/15/15; ARAMARK Corp. 5.00% due 6/1/12; Belo Corp. 6.75% due 5/30/13; Calpine Corp. 7.88% due 7/31/20; Chrysler Group LLC 8.00% due 6/15/19; Concho Resources, Inc. 6.50% due 1/15/22; Cricket Communications, Inc. 7.75% due 10/15/20; Ford Motor Credit Co. LLC 7.00% due 10/1/13; SandRidge Energy, Inc. 7.50% - 8.00% due 6/1/18 - 3/15/21; Sprint Nextel Corp. 8.38% due 8/15/17; valued at $10,600)	10,000	10,000
BNP Paribas Securities Corp., (0.57%, dated 6/10/11, due 9/9/11; proceeds $25,036; fully collateralized by Corporate Bonds; Ford Motor Credit Co. LLC 7.00% due 4/15/15; Pactiv Corp. 5.88% due 7/15/12; Royal Caribbean Cruises Ltd. 6.88% due 12/1/13; valued at $26,537)	25,000	25,000

	Face Amount (000)	Value (000)
Citibank NA, (0.22%, dated 7/29/11, due 8/1/11; proceeds $25,000; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.50% due 12/1/22 - 6/1/41; valued at $25,750) (c)	$25,000	$25,000
Credit Agricole Securities USA, (0.22%, dated 7/29/11, due 8/1/11; proceeds $75,001; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 4/1/40; and a U.S. Government Obligation; U.S. Treasury Note 1.38% due 7/15/18; valued at $77,164)	75,000	75,000

Credit Suisse Securities USA, (0.63%, dated 7/29/11, due 10/28/11; proceeds $170,271; fully collateralized by Common Stocks; Abercrombie & Fitch Co.; Acacia Research Corp.; Albemarle Corp.; Alere, Inc.; Amdocs Ltd.; American Dental Partners, Inc.; AngloGold Ashanti Ltd.; Arch Coal, Inc.; Bank of Montreal; Barrick Gold Corp.; Bel Fuse, Inc.; BJ’s Wholesale Club, Inc.; Canadian National Railway Co.; Canon, Inc.; Cascade Corp.; Central Vermont Public Service Corp.; Ceradyne, Inc.; Chase Corp.; Chemical Financial Corp.; Cherokee, Inc.; Chesapeake Utilities Corp.; Churchill Downs. Inc.; Cia de Minas Buenaventura SA; Clean Harbors, Inc.; Cleco Corp.; Coca-Cola Bottling Co. ; Coca-Cola Femsa SAB de CV; Coherent, Inc.; Columbia Sportswear Co.; Comcast Corp.; Commerce Bancshares, Inc.; Communications Systems, Inc.; Compass Minerals International, Inc.; Computer Task Group, Inc.; Conceptus, Inc.; Connecticut Water Service, Inc.; Consolidated-Tomoka Land Co.; Cooper Cos, Inc. (The); Cooper Tire & Rubber Co.; Courier Corp.; Crane Co.; Credit Acceptance Corp.; Cresud SACIF ; Crown Castle International Corp.; Cubic Corp.; Deckers Outdoor Corp.; Diebold, Inc.; DISH Network Corp.; Dollar Thrifty Automotive Group, Inc.; Donaldson Co., Inc.; DPL, Inc.; DST Systems, Inc.; Ducommun, Inc.; Duke Realty Corp.; DXP Enterprises, Inc.; Dycom Industries, Inc.; Dynamics Research Corp.; Equinix, Inc.; Fundtech; HEICO Corp.; Intersections, Inc.; Ivanhoe Mines Ltd.; Kronos Worldwide, Inc.; LMI Aerospace, Inc.; Medley Capital Corp.; Nelnet, Inc.; Omega Protein Corp.; Pennichuck Corp.; Pioneer Drilling Co.; Sauer-Danfoss, Inc.; School Specialty, Inc.; Whiting Petroleum Corp.; WR Grace & Co.; Yamana Gold, Inc.; valued at $178,519)

	170,000	170,000
Deutsche Bank Securities, Inc., (0.21%, dated 7/29/11, due 8/1/11; proceeds $240,979; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.02% - 5.89% due 2/1/35 - 11/1/40; Federal National Mortgage Association 3.03% - 5.93% due 1/1/35 - 3/1/41; valued at $248,203)	240,975	240,975
Deutsche Bank Securities, Inc., (0.30%, dated 7/29/11, due 8/1/11; proceeds $50,001; fully collateralized by Corporate Bonds; Cie de Financement Foncier 2.50% due 9/16/15; Lorillard Tobacco Co. 6.88% due 5/1/20; valued at $52,518)	50,000	50,000

	Face Amount (000)	Value (000)

Deutsche Bank Securities, Inc., (0.46%, dated 7/29/11, due 8/1/11; proceeds $40,002; fully collateralized by Common Stocks; Crosstex Energy LP; Dollar Tree, Inc.; EchoStar Corp.; Famous Dave’s of America, Inc.; Key Technology, Inc.; Lazard Ltd.; Legacy Reserves LP; Lennar Corp.; Liberty Global, Inc.; Liberty Media Corp - Starz; Spirit Aerosystems Holdings, Inc.; Suncor Energy, Inc.; Syneron Medical Ltd.; Talisman Energy, Inc.; TIBCO Software, Inc.; Transact Technologies, Inc.; Versant Corp.; Warner Chilcott PLC; Weatherford International Ltd.; and Convertible Bonds; Best Buy Co., Inc. 2.25% due 1/15/22; GenCorp, Inc. 2.25% due 11/15/24; General Cable Corp. 4.50% due 11/15/29; Ingersoll-Rand Global Holding Co., Ltd. 4.50% due 4/15/12; Liberty Media LLC 3.13% due 3/30/23; Ocwen Financial Corp. 3.25% due 8/1/24; Old Republic International Corp. 8.00% due 5/15/12; ON Semiconductor Corp. 1.88% due 12/15/25; Teleflex, Inc. 3.88% due 8/1/17; Terex Corp. 4.00% due 6/1/15; United Rentals North America, Inc. 1.88% due 10/15/23; valued at $43,822)

	$40,000	$40,000
Goldman Sachs & Co., (0.06%, dated 7/25/11, due 8/1/11; proceeds $50,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 7.00% due 4/1/26 - 6/1/41; Federal National Mortgage Association 1.90% - 6.00% due 2/1/26 - 7/1/41; valued at $51,500)	50,000	50,000
Goldman Sachs & Co., (0.12%, dated 7/27/11, due 8/3/11; proceeds $20,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 6/1/26 - 7/1/26; Federal National Mortgage Association 3.50% - 5.00% due 2/1/26 - 7/1/41; valued at $20,600)	20,000	20,000

JP Morgan Securities, Inc., (0.27%, dated 7/29/11, due 8/1/11; proceeds $125,003; fully collateralized by Common Stocks; AbitibiBowater Inc; Acacia Research - Acacia Technologies; Air Methods Corp.; American Science & Engineering, Inc.; Ameristar Casinos, Inc.; AngloGold Ashanti Ltd.; Argo Group International Holdings Ltd.; Arthrocare Corp.; Aspen Technology, Inc.; Avatar Holdings, Inc.; Bob Evans Farms, Inc.; Bruker Corp.; Celanese Corp.; Century Aluminum Co.; Ceradyne, Inc.; Chatham Lodging Trust; Chemtura Corp.; Childrens Place Retail Stores, Inc. (The); Coca-Cola Bottling Company Consolidated; Cognex Corp.; Columbia Sportswear Co.; Comcast Corp.; CoreLogic, Inc.; CVR Energy, Inc.; DISH Network Corp.; Electronics for Imaging, Inc.; Emdeon, Inc.; FEI Co.; General Growth Properties, Inc.; Global Crossing Ltd.; Hansen Natural Corp.; Hardinge, Inc.; HealthStream, Inc.; HEICO Corp.; Howard Hughes Corp. (The); HSBC Holdings PLC; Immucor, Inc.; Informatica Corp.; Innospec, Inc.; Integra LifeSciences Holdings Corp.; Intergroup Corp.; Lamar Advertising Co.; Lennar Corp.; Ligand Pharmaceuticals, Inc.; Lincoln Electric Holdings, Inc.; Medicines Co. (The); Mercury Computer Systems, Inc.; Merit Medical Systems, Inc.; MGM Resorts International; MKS Instruments, Inc.; Netease.com; NN, Inc.; Opnet Technologies, Inc.; OYO Geospace Corp.; Pennichuck Corp.; Perficient, Inc.; Petrohawk Energy Corp.; PF Chang’s China Bistro, Inc.; Quad/Graphics, Inc.; Quest Software, Inc.; Rock-Tenn Co.; Silver Standard Resources, Inc.; Southern Union Co.; TIBCO Software, Inc.; United Therapeutics Corp.; Valeant Pharmaceuticals International, Inc.; ValueClick, Inc.; Varian Semiconductor Equipment Associates, Inc.; valued at $131,263)

	125,000	125,000

	Face Amount (000)	Value (000)

JP Morgan Securities, Inc., (0.57%, dated 6/10/11, due 9/9/11; proceeds $45,065; fully collateralized by Common Stocks; AbitibiBowater, Inc.; Air Methods Corp.; Ameristar Casinos, Inc.; AngloGold Ashanti Ltd.; Argo Group International Holdings Ltd.; Celanese Corp.; Chemtura Corp.; Comcast Corp.; CoreLogic, Inc.; CVR Energy, Inc.; DISH Network Corp.; DTS, Inc.; Global Crossing Ltd.; Hansen Natural Corp.; HEICO Corp.; Howard Hughes Corp. (The); HSBC Holdings PLC; Immucor, Inc.; Intergroup Corp.; Lennar Corp.; Ligand Pharmaceuticals, Inc.; MGM Resorts International; Newport Corp.; NN, Inc.; Onyx Pharmaceuticals, Inc.; Patterson-UTI Energy, Inc.; Petrohawk Energy Corp.; PetSmart, Inc.; PHI, Inc.; Quad/Graphics, Inc.; Radiant Systems, Inc.; Resources Connection, Inc.; Rock-Tenn Co.; Southern Union Co.; TIBCO Software, Inc.; Valeant Pharmaceuticals International, Inc.; Varian Semiconductor Equipment Associates, Inc.; and a Convertible Bond; Alcoa, Inc. 5.25% due 3/15/14; valued at $47,519)

	$45,000	$45,000
RBC Capital Markets Corp., (0.21%, dated 7/29/11, due 8/1/11; proceeds $45,001; fully collateralized by Commercial Papers; Atlantic Asset Securities Zero Coupon due 9/1/11 - 9/7/11; White Point FDG, Inc. Zero Coupon due 8/18/11; valued at $47,251)	45,000	45,000
RBC Capital Markets Corp., (0.64%, dated 7/29/11, due 4/5/12; proceeds $20,001; fully collateralized by Corporate Bonds; Exide Technologies 8.63% due 2/1/18; Frontier Communications Corp. 8.75% due 4/15/22; NRG Energy, Inc. 7.88% due 5/15/21; Range Resources Corp. 7.50% due 10/1/17; Videotron Ltee 6.38% due 12/15/15; Visteon Corp. 6.75% due 4/15/19; XM Satellite Radio, Inc. 13.00% due 8/1/14; valued at $21,200)	20,000	20,000
Societe Generale, (0.20%, dated 7/29/11, due 8/1/11; proceeds $200,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.11% - 6.17% due 2/1/37 - 7/1/41; Federal National Mortgage Association 2.34% - 5.87% due 2/1/36 - 6/1/38; Government National Mortgage Association 3.50% - 3.67% due 7/20/26 - 7/15/46; valued at $205,997)	200,000	200,000
Societe Generale, (0.21%, dated 7/29/11, due 8/1/11; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 6.17% due 2/1/37; Federal National Mortgage Association 4.00% - 5.97% due 10/1/37 - 1/1/41; and a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 11/17/11; valued at $102,812)	100,000	100,000
UBS Securities LLC, (0.22%, dated 7/29/11, due 8/1/11; proceeds $100,002; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 11/1/40; valued at $103,289)	100,000	100,000

	Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (0.21%, dated 7/29/11, due 8/1/11; proceeds $170,003; fully collateralized by Corporate Bonds; Bank of America Corp. 5.88% due 1/5/21; Burlington Northern Santa Fe LLC 4.10% - 6.15% due 6/1/21 - 5/1/37; CBS Corp. 5.75% due 4/15/20; Cellco Partnership 5.55% due 2/1/14; Cenovus Energy, Inc. 4.50% due 9/15/14; Cincinnati Financial Corp. 6.13% due 11/1/34; Citigroup, Inc. 5.13% due 5/5/14; Comcast Cable Communications LLC 8.88% due 5/1/17; ConocoPhillips Australia Funding Co. 5.50% due 4/15/13; CRH America, Inc. 6.00% due 9/30/16; CSX Corp. 6.25% due 4/1/15; Deutsche Telekom International Finance BV 5.88% due 8/20/13; Enterprise Products Operating LLC 4.60% - 6.13% due 8/1/12 - 10/15/39; Florida Power Corp. 5.10% due 12/1/15; Goldman Sachs Group, Inc. (The) 6.45% due 5/1/36; Hanover Insurance Group, Inc. (The) 7.50% due 3/1/20; Hospitality Properties Trust 5.13% due 2/15/15; Intuit, Inc. 5.40% due 3/15/12; JPMorgan Chase & Co 3.40% due 6/24/15; Liberty Property LP 5.50% due 12/15/16; Merrill Lynch & Co Inc. 5.45% - 7.75% due 2/5/13 - 5/14/38; Nationwide Mutual Insurance Co. 6.60% due 4/15/34; Noble Holding International Ltd. 3.45% due 8/1/15; Northern States Power Co. 5.25% due 10/1/18; Pacific Life Insurance Co. 9.25% due 6/15/39; ProLogis LP 4.50% due 8/15/17; Royal Bank of Canada 0.55% due 4/17/14; SAIC, Inc. 4.45% due 12/1/20; Simon Property Group LP 5.75% due 12/1/15; State Street Corp. 2.15% due 4/30/12; Talisman Energy, Inc. 7.75% due 6/1/19; Tampa Electric Co. 6.55% due 5/15/36; Texas Gas Transmission LLC 4.60% due 6/1/15; Vodafone Group PLC 5.00% due 12/16/13; Washington Real Estate Investment Trust 4.95% due 10/1/20; Wyeth 6.00% due 2/15/36; valued at $178,500)

	$170,000	$170,000
Total Repurchase Agreements (Cost $1,648,975)		1,648,975

Tax-Exempt Instruments (16.9%)
Commercial Paper (a) (0.5%)
Nebraska Public Power District,
Ser A Notes
0.22%, 8/1/11	15,000	15,000

Weekly Variable Rate Bonds (16.4%)
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ), NJ,
VRDP Ser W-7-1727 (AMT)
0.30%, 7/1/41	10,000	10,000
California Statewide Communities Development Authority,
Kaiser Permanente Ser 2008 A
0.04%, 4/1/32	27,500	27,500
Kaiser Permanente Ser 2009 C-1
0.04%, 4/1/46	27,000	27,000
Kaiser Permanente Ser 2009 C-2
0.04%, 4/1/46	17,500	17,500
Kaiser Permanente Ser 2009 C-3
0.04%, 4/1/45	34,900	34,900
Chicago Mission AAA Hockey Club, IL,
Taxable Ser 2011
0.23%, 5/1/46	5,000	5,000

	Face Amount (000)	Value (000)
Denver Public Schools, CO,
Ser 2011 A-3 COPs (Taxable)
0.12%, 12/15/37	$12,500	$12,500
District of Columbia,
American University Ser 2003
0.09%, 6/1/33	21,700	21,700
East Bay Municipal Utility District, CA,
Wastewater System Sub Ser 2008 C
0.04%, 6/1/27	46,840	46,840
Los Angeles Department of Water & Power, CA,
Water System 2001 Ser B Subser B-1
0.03%, 7/1/35	20,000	20,000
Loudoun County Industrial Development Authority, VA,
Howard Hughes Medical Institute Ser 2003 D
0.04%, 2/15/38	11,200	11,200
New York City Municipal Water Finance Authority, NY,
Second General Fiscal 2010 Ser CC
0.03%, 6/15/41	52,200	52,200
New York City, NY,
Fiscal 2010 Subser G-4
0.03%, 3/1/39	23,700	23,700
New York State Housing Finance Agency,
Chelsea Apartments 2003 Ser A (AMT)
0.05%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A
0.04%, 5/15/39	17,150	17,150
Onondaga County Cultural Resources Trust, NY,
Syracuse University Ser 2010 A
0.04%, 12/1/29	53,225	53,225
Oregon Housing & Community Services Department,
Single-Family Mortgage Ser 2008 F (AMT)
0.12%, 7/1/39	35,000	35,000
Santa Clara Valley Transportation Authority, CA,
Measure A Sales Tax Ser 2008 A
0.04%, 4/1/36	22,945	22,945
South Carolina Jobs - Economic Development Authority,
Oconee Memorial Hospital Ser 2006 A (Radian)
0.10%, 10/1/36	27,000	27,000
Utah Housing Corporation,
Single Family Mortgage Class I 2009 Ser B
0.07%, 1/1/39	10,000	10,000
Western Municipal Water District Facilities Authority, CA,
Ser 2009 A
0.06%, 10/1/32	23,000	23,000
		543,360
Total Tax-Exempt Instruments (Cost $558,360)		558,360
Total Investments (100.0%) (Cost $3,309,801)		3,309,801
Liabilities in Excess of Other Assets (-0.0%)		(8)
Net Assets (100.0%)		$3,309,793

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Citibank NA, Repurchase Agreement, is an affiliate of the Investment Adviser, Administrator and Distributor.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
REIT	Real Estate Investment Trust.
VRDP	Variable Rate Demand Preferred.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$212,500	$—	$212,500
Commercial Paper	—	409,966	—	409,966
Floating Rate Notes	—	480,000	—	480,000
Repurchase Agreements	—	1,648,975	—	1,648,975
Tax-Exempt Instruments
Commercial Paper	—	15,000	—	15,000
Weekly Variable Rate Bonds	—	543,360	—	543,360
Total Tax-Exempt Instruments	—	558,360	—	558,360
Total Assets	$—	$3,309,801	$—	$3,309,801

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (11.9%)
International Banks (11.9%)
Bank of Montreal,
0.07%, 8/2/11	$150,000	$150,000
0.09%, 8/3/11	260,000	260,000
BNP Paribas Securities Corp.
0.55%, 8/10/11	120,000	120,000
Credit Agricole Securities USA
0.24%, 8/4/11	415,000	415,000
DnB NOR Bank ASA
0.08%, 8/2/11	500,000	500,000
Svenska Handelsbanken AB
0.24%, 8/29/11	185,000	185,001
Total Certificates of Deposit (Cost $1,630,001)		1,630,001

Commercial Paper (a) (9.9%)
International Banks (9.9%)
ABN Amro Funding USA LLC,
0.25%, 8/26/11 (b)	52,000	51,991
0.27%, 8/5/11 (b)	275,000	274,992
Bank of Nova Scotia
0.10%, 8/8/11	480,000	479,991
BPCE SA
0.25%, 9/12/11 (b)	283,250	283,167
ING Funding LLC
0.89%, 8/3/11	275,000	274,998
Total Commercial Paper (Cost $1,365,139)		1,365,139

Floating Rate Notes (15.1%)
International Banks (15.1%)
BNP Paribas
0.52%, 2/9/12	383,000	383,000
Nataxis
0.49%, 10/19/11	360,000	360,000
Royal Bank of Canada
0.26%, 2/27/12	396,500	396,500
Societe Generale,
0.27%, 5/4/12	90,000	90,000
0.42%, 2/3/12	233,000	233,000
UBS AG
0.24%, 12/14/11	615,000	615,000
Total Floating Rate Notes (Cost $2,077,500)		2,077,500

Repurchase Agreements (50.6%)
Barclays Capital, Inc., (0.05%, dated 7/26/11, due 8/2/11; proceeds $115,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 5.50% due 4/1/18 - 10/1/33; Federal National Mortgage Association 3.00% - 5.29% due 8/1/23 - 8/1/41; valued at $118,491)	115,000	115,000

Face Amount (000)	Value (000)

Barclays Capital, Inc., (0.40%, dated 7/28/11, due 8/4/11; proceeds $85,007; fully collateralized by Corporate Bonds; AK Steel Corp. 7.63% due 5/15/20; Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88% due 9/25/17; Ameren Energy Generating Co. 6.30% due 4/1/20; American Express Co. 6.80% due 9/1/66; American International Group, Inc. 6.25% due 3/15/87; Anadarko Petroleum Corp. 6.45% due 9/15/36; AutoNation, Inc. 6.75% due 4/15/18; Bank of America Corp. 8.13% due 11/15/80; Braskem Finance Ltd. 7.38% (c); Celanese US Holdings LLC 5.88% due 6/15/21; CenturyLink, Inc. 7.60% due 9/15/39; Chesapeake Energy Corp. 6.13% - 7.25% due 7/15/13 - 2/15/21; CITIC Resources Finance 6.75% due 5/15/14; Constellation Brands, Inc. 7.25% - 8.38% due 12/15/14 - 5/15/17; Delphi Corp. 5.88% due 5/15/19; Deluxe Corp. 7.38% due 6/1/15; DP World Sukuk Ltd. 6.25% due 7/2/17; DR Horton, Inc. 5.25% - 7.88% due 2/15/15 - 1/15/16; Endo Pharmaceuticals Holdings, Inc. 7.00% due 7/15/19; Ford Motor Credit Co. LLC 3.05% - 7.00% due 6/1/12 - 2/1/21; Fresenius Medical Care US Finance, Inc. 5.75% due 2/15/21; Gannett Co., Inc. 6.38% due 9/1/15; Hanson Ltd. 6.13% due 8/15/16; Host Hotels & Resorts LP 9.00% due 5/15/17; Indonesia Government International Bond 6.63% - 7.75% due 1/17/18 - 1/17/38; Indosat Palapa Co. BV 7.38% due 7/29/20; JC Penney Corp. Inc. 7.65% due 8/15/16; Kinder Morgan Finance Co. LLC 6.00% due 1/15/18; Kinder Morgan Finance Co. ULC 5.70% due 1/5/16; Lear Corp. 7.88% due 3/15/18; Life Technologies Corp. 6.00% due 3/1/20; Listrindo Capital BV 9.25% due 1/29/15; LTD Brands, Inc. 5.25% - 7.60% due 11/1/14 - 7/15/37; Lyondell Chemical Co. 11.00% due 5/1/18; MUFG Capital Finance LTD 6.35% (c); Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.88% due 11/1/17; Nova Chemicals Corp. 3.75% due 11/15/13; Philippine Government International Bond 4.95% - 9.38% due 1/15/14 - 10/23/34; Pioneer Natural Resources Co. 6.65% due 3/15/17; Power Sector Assets & Liabilities Management Corp. 7.25% due 5/27/19; Reckson Operating Partnership LP 7.75% due 3/15/20; Regions Financial Corp. 7.75% due 11/10/14; Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 6.88% - 7.13% due 4/15/19 - 2/15/21; Royal Caribbean Cruises Ltd. 7.25% due 6/15/16; Sears Holdings Corp. 6.63% due 10/15/18; SESI LLC 6.88% due 6/1/14; Steel Dynamics, Inc. 7.63% due 3/15/20; Textron, Inc. 6.50% due 6/1/12; Toll Brothers Finance Corp. 5.95% due 9/15/13; Turkey Government International Bond 6.75% - 11.88% due 1/14/13 - 3/5/38; United States Steel Corp. 6.05% - 7.00% due 6/1/17 - 2/1/18; Universal Corp. 6.25% due 12/1/14; Universal Health Services, Inc. 7.13% due 6/30/16; Vedanta Resources PLC 8.25% due 6/7/21; Videotron LTEE 6.38% due 12/15/15; Virgin Media Finance PLC 9.50% due 8/15/16; Vulcan Materials Co. 7.00% due 6/15/18; Westvaco Corp. 7.50% due 6/15/27; Weyerhaeuser Co. 6.88% due 12/15/33; Wind Acquisition Finance SA 7.25% due 2/15/18; Wyndham Worldwide Corp. 5.75% due 2/1/18; valued at $89,250)

$85,000	$85,000

	Face Amount (000)	Value (000)

Barclays Capital, Inc., (0.51%, dated 7/29/11, due 8/1/11; proceeds $50,002; fully collateralized by Convertible Bonds; Alcoa, Inc. 5.25% due 3/15/14; General Cable Corp. 4.50% due 11/15/29; Health Care REIT, Inc. 3.00% due 12/1/29; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lam Research Corp. 0.50% due 5/15/16; Lennar Corp. 2.75% due 12/15/20; Liberty Media LLC 3.50% due 1/15/31; Tech Data Corp. 2.75% due 12/15/26; Teleflex, Inc. 3.88% due 8/1/17; Terex Corp. 4.00% due 6/1/15; TRW Automotive, Inc. 3.50% due 12/1/15; TW Telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; valued at $56,501)

	$50,000	$50,000
Barclays Capital, Inc., (0.57%, dated 6/13/11, due 9/12/11; proceeds $90,130; fully collateralized by Corporate Bonds; American International Group, Inc. 8.18% due 5/15/68; Boston Scientific Corp. 6.00% - 7.38% due 6/15/16 - 1/15/40; CORTS Trust for Weyerhauser 1.38% due 3/15/32; El Paso Pipeline Partners Operating Co. LLC 7.50% due 11/15/40; Entertainment Properties Trust 7.75% due 7/15/20; HBOS Capital Funding LP 6.07% due 12/31/49; Mead Corp. (The) 7.35% due 3/1/17; Mohawk Industries, Inc. 6.88% due 1/15/16; Weyerhaeuser Co. 7.38% due 3/15/32; valued at $94,572)	90,000	90,000

Barclays Capital, Inc., (0.76%, dated 7/29/11, due 2/17/12; proceeds $165,707; fully collateralized by Convertible Bonds; Alcoa, Inc. 5.25% due 3/15/14; CMS Energy Corp. 5.50% due 6/15/29; Covanta Holding Corp. 3.25% due 6/1/14; DR Horton, Inc. 2.00% due 5/15/14; FTI Consulting, Inc. 3.75% due 7/15/12; General Cable Corp. 4.50% due 11/15/29; Health Care REIT, Inc. 3.00% due 12/1/29; Lam Research Corp. 0.50% due 5/15/16; Lennar Corp. 2.75% due 12/15/20; Tech Data Corp. 2.75% due 12/15/26; TRW Automotive, Inc. 3.50% due 12/1/15; United States Steel Corp. 4.00% due 5/15/14; and a Convertible Preferred Stock; Omincare Capital Trust II; valued at $186,484)

	165,000	165,000
BNP Paribas Securities Corp., (0.20%, dated 7/29/11, due 8/1/11; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 5.50% due 7/1/33 - 8/1/41; Federal National Mortgage Association 3.50% - 5.50% due 1/1/26 - 6/1/41; valued at $102,875)	100,000	100,000

BNP Paribas Securities Corp., (0.41%, dated 7/29/11, due 8/1/11; proceeds $25,001; fully collateralized by Corporate Bonds; AES Corp. (The) 7.38% - 8.00% due 6/1/20 - 7/1/21; Ally Financial, Inc. 6.75% - 8.00% due 9/15/11 - 3/15/20; Alpha Natural Resources, Inc. 6.25% due 6/1/21; American Axle & Manufacturing Holdings, Inc. 9.25% due 1/15/17; Aptalis Pharma, Inc. 12.75% due 3/1/16; Arch Coal, Inc. 7.00% due 6/15/19; Ashland, Inc. 9.13% due 6/1/17; Bank of America Corp. 8.00% due 1/30/58; Berry Plastics Corp. 9.50% due 5/15/18; Burger King Corp. 9.88% due 10/15/18; Calcipar SA 6.88% due 5/1/18; Chesapeake Energy Corp. 6.63% due 8/15/20; CIT Group, Inc. 7.00% due 5/1/14 - 5/1/17; CKE Restaurants, Inc. 11.38% due 7/15/18; Community Health Systems, Inc. 8.88% due 7/15/15; Concho Resources, Inc. 6.50% - 7.00% due 1/15/21 - 1/15/22; Cricket Communications, Inc. 10.00% due 7/15/15; Denbury Resources, Inc. 8.25% due 2/15/20; DISH DBS Corp. 6.75% - 7.13% due 2/1/16 - 6/1/21; DR Horton, Inc. 6.13% due 1/15/14;

	Face Amount (000)	Value (000)

EH Holding Corp. 6.50% due 6/15/19; El Paso Pipeline Partners Operating Co. LLC 6.50% due 4/1/20; Energy Transfer Equity LP 7.50% due 10/15/20; Equinix, Inc. 8.13% due 3/1/18; EXCO Resources, Inc. 7.50% due 9/15/18; First Data Corp. 7.38% - 12.63% due 6/15/19 - 1/15/21; Ford Motor Credit Co. LLC 5.75% due 2/1/21; Forest Oil Corp. 7.25% due 6/15/19; Freescale Semiconductor, Inc. 10.13% due 12/15/16; Frontier Communications Corp. 8.25% due 5/1/14; Goodyear Tire & Rubber Co. (The) 10.50% due 5/15/16; HCA Holdings, Inc. 7.75% due 5/15/21; HCA, Inc. 9.63% due 11/15/16; Inergy LP/Inergy Finance Corp. 7.00% due 10/1/18; KB Home 7.25% due 6/15/18; Key Energy Services, Inc. 6.75% due 3/1/21; Level 3 Financing, Inc. 8.75% due 2/15/17; Linn Energy LLC/Linn Energy Finance Corp. 7.75% due 2/1/21; MEG Energy Corp. 6.50% due 3/15/21; MetroPCS Wireless, Inc. 6.63% - 7.88% due 9/1/18 - 11/15/20; MGM Resorts International 6.75% due 4/1/13; Murray Energy Corp. 10.25% due 10/15/15; Newfield Exploration Co. 7.13% due 5/15/18; NRG Energy, Inc. 7.63% due 5/15/19; Offshore Group Investments Ltd. 11.50% due 8/1/15; Petroleum Development Corp. 12.00% due 2/15/18; Pioneer Natural Resources Co. 6.65% due 3/15/17; Plains Exploration & Production Co. 6.63% due 5/1/21; PVH Corp. 7.38% due 5/15/20; Regency Energy Partners LP/Regency Energy Finance Corp. 6.88% due 12/1/18; Rite Aid Corp. 7.50% due 3/1/17; Royal Caribbean Cruises Ltd. 11.88% due 7/15/15; RR Donnelley & Sons Co. 4.95% - 8.60% due 4/1/14 - 8/15/16; Seagate HDD Cayman 7.75% due 12/15/18; Seagate Technology HDD Holdings 6.80% due 10/1/16; Sprint Capital Corp. 6.88% - 6.90% due 5/1/19 - 11/15/28; Tenet Healthcare Corp. 8.88% - 10.00% due 5/1/18 - 7/1/19; Tesoro Corp. 9.75% due 6/1/19; Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50% due 10/1/20; Toll Brothers Finance Corp. 8.91% due 10/15/17; Toys R Us, Inc. 7.38% due 10/15/18; Vanguard Health Systems, Inc. Zero Coupon due 2/1/16; Visteon Corp. 6.75% due 4/15/19; Vulcan Materials Co. 6.50% due 12/1/16; valued at $26,500)

	$25,000	$25,000

BNP Paribas Securities Corp., (0.57%, dated 6/10/11, due 9/9/11; proceeds $175,252; fully collateralized by Corporate Bonds; Ally Financial, Inc. 8.00% due 3/15/20 - 11/1/31; Ashland, Inc. 9.13% due 6/1/17; Centex Corp. 5.25% - 6.50% due 6/15/15 - 5/1/16; DISH DBS Corp. 6.38% due 10/1/11; First Data Corp. 10.55% due 9/24/15; Ford Motor Credit Co. LLC 7.00% - 8.70% due 10/1/14 - 4/15/15; Goodyear Tire & Rubber Co. (The) 8.75% due 8/15/20; HCA, Inc. 6.30% due 10/1/12; Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail 6.88% due 3/15/19; Pactiv Corp. 5.88% due 7/15/12; Radian Group, Inc. 5.63% due 2/15/13; Royal Caribbean Cruises Ltd. 6.88% due 12/1/13; Seagate Technology HDD Holdings 6.38% due 10/1/11; Sprint Capital Corp. 8.38% due 3/15/12; SunGard Data Systems, Inc. 10.63% due 5/15/15; valued at $185,538)

	175,000	175,000
Citibank NA, (0.22%, dated 7/29/11, due 8/1/11; proceeds $175,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 7.00% due 4/1/17 - 7/1/41; Federal National Mortgage Association 3.50% - 7.50% due 11/1/19 - 12/1/47; valued at $180,250) (d)	175,000	175,000

	Face Amount (000)	Value (000)
Credit Agricole Securities USA, (0.22%, dated 7/29/11, due 8/1/11; proceeds $175,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.13% - 5.00% due 3/23/12 - 4/1/40; valued at $179,355)	$175,000	$175,000
Credit Suisse Securities USA, (0.10%, dated 7/28/11, due 8/4/11; proceeds $25,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 2.54% - 3.43% due 4/1/36 - 11/1/40; valued at $25,806)	25,000	25,000

Credit Suisse Securities USA, (0.63%, dated 7/29/11, due 10/28/11; proceeds $731,163; fully collateralized by Common Stocks; Aaron’s, Inc.; Abercrombie & Fitch Co.; ACME Packet, Inc.; Acorda Therapeutics, Inc.; Acxiom Corp.; Advanced Energy; Affiliated Managers Group, Inc.; AGCO Corp.; Alamo Group, Inc.; Alaska Air Group, Inc.; Albany International Corp.; Albermarle Corp.; Alere, Inc.; Alexander’s, Inc.; Alexandria Real Estate Equities, Inc.; Alliant Techsystems, Inc.; AMAG Pharmaceuticals, Inc.; Amercian Woodmark Corp.; American Financial Group, Inc.; American Greetings Corp.; American National Insurance Co.; Americo, Inc.; Ameristar Casinos, Inc.; Ameron International; Ametek, Inc.; Anaren, Inc.; APCO Oil & Gas International, Inc.; APTAR Group, Inc.; Arch Coal, Inc.; Arkansas Best Corp.; Arrow Electronics, Inc.; Aspen Technololgy, Inc.; Atrion Corp.; Avatar Holdings, Inc.; Avnet, Inc.; AVX Corp.; AZZ, Inc.; Bancfirst Corp.; Bancorp South, Inc.; Bank of Montreal; Bank of South Carolina Corp.; Barrett Business Services, Inc.; Barrick Gold Corp.; BE Aerospace, Inc.; Bio-Rad Laboratories, Inc.; Biospecifics Technologies Corp.; BJ’s Wholesale Club, Inc.; Bob Evans Farms, Inc.; Brookfield Asset Management, Inc.; Brookfield Office Properties, Inc.; Cabot Corp.; CAE, Inc.; California Water Service Group; Camden National Corp.; Career Education Corp.; China Mobile Ltd.; Comcast Corp.; Corn Products International, Inc.; Credit Suisse Group AG; CSS Industries, Inc.; Diageo PLC; Dollar Thrifty Automotive Group, Inc.; Dril-Quip, Inc.; Earthstone Energy, Inc.; Einstein Noah Restaurant Group, Inc.; Energen Corp.; Famous Dave’s of America, Inc.; First Potomac Realty Trust; Griffin Land & Nurseries, Inc.; Hanover Insurance Group, Inc. (The); Healthways, Inc.; IAMGOLD Corp.; Jones Lang LaSalle, Inc.; KMG Chemicals, Inc.; Kronos Worldwide, Inc.; Mac-Gray Corp.; Mead Johnson Nutrition Co.; Medley Capital Corp.; Mellanox Technologies Ltd.; Mettler-Toledo International, Inc.; National Research Corp.; Nutraceutical International Corp.; OceanFirst Financial Corp.; OYO Geospace Corp.; PennantPark Investment Corp; Platinum Underwriters Holdings Ltd.; Procera Networks, Inc.; Quality Distribution, Inc.; REX American Resources Corp.; RG Barry Corp.; Rockwell Medical Technologies, Inc.; Rogers Communications, Inc.; Solar Capital Ltd.; Synovis Life Technologies, Inc.; Teekay Corp.; Thomson Reuters Corp.; Waddell & Reed Financial, Inc.; Young Innovations, Inc.; and Convertible Bonds; ArcelorMittal 5.00% due 5/15/14; Best Buy Co., Inc. 2.25% due 1/15/22; Chesapeake Energy Corp. 2.50% due 5/15/37; DR Horton, Inc. 2.00% due 5/15/14; General Cable Corp. 4.50% due 11/15/29; Iconix Brand Group, Inc. 1.88% due 6/30/12; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lennar Corp. 2.00% - 2.75% due 12/1/20 - 12/15/20; MF Global Holdings Ltd. 1.88% due 2/1/16; National Retail Properties, Inc. 5.13% due 6/15/28; Omnicare, Inc. 3.75% due 12/15/25; Saks, Inc. 2.00% due 3/15/24; Tech Data Corp. 2.75% due 12/15/26; Teleflex, Inc. 3.88% due 8/1/17; TW Telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; valued at $793,599)

	730,000	730,000

	Face Amount (000)	Value (000)
Deutsche Bank Securities, Inc., (0.06%, dated 7/26/11, due 8/2/11; proceeds $275,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% due 12/1/39; Federal National Mortgage Association 7.00% due 2/1/39; valued at $283,232)	$275,000	$275,000
Deutsche Bank Securities, Inc., (0.10%, dated 7/27/11, due 8/3/11; proceeds $275,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 6.00% due 6/1/39 - 11/1/39; Federal National Mortgage Association 7.00% due 2/1/39; valued at $283,603)	275,000	275,000
Deutsche Bank Securities, Inc., (0.12%, dated 7/28/11, due 8/4/11; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.21% - 7.00% due 8/1/38 - 11/1/40; valued at $102,986)	100,000	100,000
Deutsche Bank Securities, Inc., (0.15%, dated 7/29/11, due 8/1/11; proceeds $55,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.50% due 11/15/13; valued at $56,057)	55,000	55,000
Deutsche Bank Securities, Inc., (0.21%, dated 7/29/11, due 8/1/11; proceeds $172,003; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.38% due 6/30/18; valued at $175,325)	172,000	172,000

Deutsche Bank Securities, Inc., (0.30%, dated 7/29/11, due 8/1/11; proceeds $150,004; fully collateralized by Corporate Bonds; ArcelorMittal 3.75% due 8/5/15; Braskem America Finance Co. 7.13% due 7/22/41; CNA Financial Corp. 7.35% due 11/15/19; COX Communications, Inc. 5.88% due 12/1/16; Energy Transfer Partners LP 6.13% due 2/15/17; FUEL Trust 4.21% due 4/15/16; Genworth Financial, Inc. 8.63% due 12/15/16; Hartford Financial Services Group, Inc. 4.00% due 3/30/15; Health Care REIT, Inc. 3.63% due 3/15/16; Lorillard Tobacco Co. 6.88% due 5/1/20; National City Preferred Capital Trust I 12.00% due 12/10/12; PPL WEM Holdings PLC 3.90% due 5/1/16; ProLogis LP 6.63% due 5/15/18; RPM International, Inc. 6.50% due 2/15/18; Waste Management, Inc. 6.10% - 7.38% due 3/15/18 - 3/11/19; valued at $157,526)

	150,000	150,000

Deutsche Bank Securities, Inc., (0.46%, dated 7/29/11, due 8/1/11; proceeds $160,006; fully collateralized by Common Stocks; Adecoagro SA; Alliance Holdings GP LP; Allot Communications Ltd.; Altisource Portfolio Solutions SA; Altria Group, Inc.; American Electric Power Co., Inc.; American Tower Corp.; Amgen, Inc.; Apache Corp.; Avon Products, Inc.; AVX Corp.; Axis Capital Holdings Ltd.; Baxter International, Inc.; Berkshire Hathaway, Inc.; Bio-Rad Laboratories, Inc.; BMC Software, Inc.; Caterpillar, Inc.; CBS Corp.; Citigroup, Inc.; Citrix Systems, Inc.; Cliffs Natural Resources, Inc.; Coach, Inc.; Coca-Cola Co. (The); Coca-Cola Enterprises, Inc.; Colgate-Palmolive Co.; Cooper Industries PLC; CREDO Petroleum Corp.; Crosstex Energy LP; Dollar Tree, Inc.; Dorchester Minerals LP; Eagle Rock Energy Partners LP; Eastern Insurance Holdings, Inc.; EchoStar Corp.; Erie Indemnity Co.; EV Energy Partner LP; EXCO Resources, Inc.; Exxon Mobil Corp.; Famous Dave’s of America, Inc.; First Citizens BancShares, Inc.; Hanover Insurance Group, Inc. (The); Hardinge, Inc.; HEICO Corp.; Heska Corp.; Hologic, Inc.; Image Sensing Systems, Inc.; InterXion Holding N.V.; Kaiser Federal Financial Group, Inc.; Key Technology, Inc.; Lazard Ltd.; Legacy Reserves LP; Lennar Corp.; Liberty Global, Inc.; Liberty Media Corp-Starz; Mediware Information Systems; Nathan’s Famous, Inc.; Nobel Learning Communities, Inc.; North Valley Bancorp; NXP Semiconductor N.V.; Orbotech Ltd.; Pan American Silver

	Face Amount (000)	Value (000)

Corp.; Reis, Inc.; Rocky Brands, Inc.; Rush Enterprises, Inc.; SI Financial Group, Inc.; Sonic Foundry, Inc.; Spirit Aerosystems Holdings, Inc.; Suncor Energy, Inc.; Syneron Medical Ltd.; Talisman Energy, Inc.; TIBCO Software, Inc.; TOR Minerals International, Inc.; Transact Technologies, Inc.; TransGlobe Energy Corp.; UFP Technologies, Inc.; USA Truck, Inc.; Verisk Analytics, Inc.; Versant Corp.; Warner Chilcott PLC; Weatherford International Ltd.; and Convertible Bonds; Best Buy Co., Inc. 2.25% due 1/15/22; Ingersoll-Rand Global Holding Co., Ltd. 4.50% due 4/15/12; Liberty Media LLC 3.13% due 3/30/23; Ocwen Financial Corp. 3.25% due 8/1/24; valued at $170,034)

	$160,000	$160,000
Goldman Sachs & Co., (0.06%, dated 7/25/11, due 8/1/11; proceeds $265,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 9.00% due 8/1/12 - 8/1/41; valued at $272,950)	265,000	265,000
Goldman Sachs & Co., (0.07%, dated 7/26/11, due 8/2/11; proceeds $200,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 7.50% due 12/1/16 - 12/1/47; valued at $206,000)	200,000	200,000
Goldman Sachs & Co., (0.15%, dated 7/28/11, due 8/4/11; proceeds $305,009; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 6.00% due 1/15/40 - 8/20/40; valued at $314,257)	305,000	305,000
Goldman Sachs & Co., (0.20%, dated 7/29/11, due 8/1/11; proceeds $350,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.31% - 6.00% due 6/1/35 - 7/1/41; Federal National Mortgage Association 2.00% - 5.50% due 8/1/24 - 7/1/41; valued at $360,524)	350,000	350,000

JP Morgan Securities, Inc., (0.27%, dated 7/29/11, due 8/1/11; proceeds $430,010; fully collateralized by Common Stocks; AbitibiBowater, Inc.; Adecoagro SA; Allied World Assurance Co. Holdings AG; Amdocs Ltd.; AngloGold Ashanti Ltd.; Asbury Automotive Group, Inc.; Babcock & Wilcox Co. (The); Celanese Corp.; Clearwater Paper Corp.; Coca-Cola Femsa SAB de CV; Cooper Industries PLC; Costamare, Inc.; Credicorp Ltd.; CreXus Investment Corp.; CVR Energy, Inc.; Elan Corp PLC; Emdeon, Inc.; Energy Transfer Equity LP; Ensco PLC; Everest Re Group Ltd.; Foot Locker, Inc.; Golden Minerals Co.; Graham Packaging Co., Inc.; HEICO Corp.; Herbalife Ltd.; HSBC Holdings PLC; Huntsman Corp.; Kinder Morgan, Inc.; Lender Processing Services, Inc.; Lennar Corp.; LyondellBasell Industries N.V.; Mechel; MGM Resorts International; Novo Nordisk A/S; Penn West Petroleum Ltd.; Petrohawk Energy Corp.; Petroleo Brasileiro SA; Quad/Graphics, Inc.; Rio Tinto PLC; Rock-Tenn Co.; SK Telecom Co., Ltd.; Solar Capital Ltd.; Southern Union Co.; Spectrum Brands Holdings, Inc.; Syngenta AG; Talisman Energy, Inc.; TAM SA; TE Connectivity Ltd.; Transocean Ltd.; Valeant Pharmaceuticals International, Inc.; Validus Holdings Ltd.; Vmware, Inc.; WABCO Holdings, Inc.; Weatherford International Ltd.; Williams-Sonoma, Inc.; Yamana Gold, Inc.; Yanzhou Coal Mining Co., Ltd.; valued at $451,542)

	430,000	430,000

Face Amount (000)	Value (000)

JP Morgan Securities, Inc., (0.57%, dated 6/10/11, due 9/9/11; proceeds $305,439; fully collateralized by Common Stocks; ABIOMED, Inc.; AbitibiBowater, Inc.; American Science & Engineering, Inc.; AngloGold Ashanti Ltd.; Asbury Automotive Group, Inc.; Babcock & Wilcox Co. (The); Celanese Corp.; Chatham Lodging Trust; Chemtura Corp.; CIT Group, Inc.; CoreLogic, Inc.; Credicorp Ltd.; CreXus Investment Corp.; Crosstex Energy LP; CVR Energy, Inc.; Emdeon, Inc.; General Growth Properties, Inc.; HCA Holdings, Inc.; HEICO Corp.; Howard Hughes Corp. (The); HSBC Holdings PLC; Lender Processing Services, Inc.; Lennar Corp.; MGM Resorts International; Petrohawk Energy Corp.; Quad/Graphics, Inc.; Rio Tinto PLC; Rock-Tenn Co.; SemGroup Corp.; Southern Union Co.; Spectrum Brands Holdings, Inc.; Symetra Financial Corp.; Talisman Energy, Inc.; TE Connectivity Ltd.; Valeant Pharmaceuticals International, Inc.; Visteon Corp.; and Convertible Bonds; Alcoa, Inc. 5.25% due 3/15/14; Amgen, Inc. 0.38% due 2/1/13; ArcelorMittal 5.00% due 5/15/14; Health Care REIT, Inc. 3.00% - 4.75% due 7/15/27 - 12/1/29; Medtronic, Inc. 1.63% due 4/15/13; MF Global Holdings Ltd. 1.88% due 2/1/16; Microsoft Corp. Zero Coupon due 6/15/13; National Retail Properties, Inc. 3.95% - 5.13% due 9/15/26 - 6/15/28; Tech Data Corp. 2.75% due 12/15/26; Transocean, Inc. 1.50% due 12/15/37; Ventas, Inc. 3.88% due 11/15/11; Vornado Realty LP 3.88% due 4/15/25; Vornado Realty Trust 3.63% due 11/15/26; valued at $326,776)

$305,000	$305,000

RBC Capital Markets Corp., (0.21%, dated 7/29/11, due 8/1/11; proceeds $205,004; fully collateralized by Certificates of Deposit; Abbey National Treasury Services PLC Zero Coupon due 8/2/11; Atlantic Asset Securities Zero Coupon due 9/7/11; Golden Funding Corp. Zero Coupon due 8/22/11; Lloyds Bank PLC Zero Coupon due 12/7/11; Natixis Zero Coupon due 10/3/11; Royal Bank of Canada Zero Coupon due 12/20/11; and Commercial Papers; Skandinaviska Enskilda Banken AB Zero Coupon due 11/9/11; Svenska Handelsbanken AB Zero Coupon due 1/31/12; Thunder Bay Funding LLC Zero Coupon due 8/17/11; valued at $215,353)

205,000	205,000

RBC Capital Markets Corp., (0.64%, dated 7/29/11, due 4/5/12; proceeds $80,357; fully collateralized by Corporate Bonds; AES Red Oak LLC 9.20% due 11/30/29; Ally Financial, Inc. 6.35% - 7.09% due 8/15/11 - 7/15/19; Amkor Technology, Inc. 6.63% due 6/1/21; Belden, Inc. 7.00% due 3/15/17; Berry Petroleum Co. 10.25% due 6/1/14; Bill Barrett Corp. 9.88% due 7/15/16; Block Communications, Inc. 8.25% due 12/15/15; Bumble Bee Acquisition Corp. 9.00% due 12/15/17; Calfrac Holdings LP 7.50% due 12/1/20; Calpine Construction Finance Co. LP and CCFC Finance Corp. 8.00% due 6/1/16; CCO Holdings LLC/CCO Holdings Capital Corp. 6.50% due 4/30/21; CE Generation LLC 7.42% due 12/15/18; Central Garden and Pet Co. 8.25% due 3/1/18; CHC Helicopter SA 9.25% due 10/15/20; Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.88% due 4/15/21; CIT Group, Inc. 7.00% due 5/1/17; CNH America LLC 7.25% due 1/15/16; Complete Production Services, Inc. 8.00% due 12/15/16; Comstock Resources, Inc. 8.38% due 10/15/17; Continental Airlines 1998-1 Class B Pass Through Trust 6.75% due 9/15/18; Continental Resources, Inc. 7.13% - 8.25% due 10/1/19 - 4/1/21; Copano Energy LLC/Copano Energy Finance Corp. 7.13% due 4/1/21; Corrections Corporation of America 6.25% due 3/15/13; CSC Holdings LLC 7.88% due 2/15/18; Deluxe Corp. 5.00% - 5.13% due 12/15/12 - 10/1/14; Denbury Resources, Inc. 9.75% due 3/1/16; DISH DBS Corp. 6.63% due 10/1/14;

Face Amount (000)	Value (000)

DuPont Fabros Technology LP 8.50% due 12/15/17; Elizabeth Arden, Inc. 7.38% due 3/15/21; Equinox Holdings, Inc. 9.50% due 2/1/16; Exide Technologies 8.63% due 2/1/18; Ferrellgas LP/Ferrellgas Finance Corp. 9.13% due 10/1/17; Ford Motor Co. 6.50% - 9.98% due 8/1/18 - 2/15/47; Ford Motor Credit Co. LLC 7.00% - 7.80% due 10/25/11 - 10/1/13; Frac Tech Services LLC/Frac Tech Finance, Inc. 7.13% due 11/15/18; Frontier Communications Corp. 9.00% due 8/15/31; GCI, Inc. 8.63% due 11/15/19; Harvest Operations Corp. 6.88% due 10/1/17; HCA, Inc. 7.88% due 2/15/20; Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% due 11/1/15; Inergy LP/Inergy Finance Corp. 6.88% - 8.75% due 3/1/15 - 8/1/21; Intergen N.V. 9.00% due 6/30/17; JC Penney Co., Inc. 5.65% due 6/1/20; JC Penney Corp., Inc. 9.00% due 8/1/12; Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail 6.88% due 3/15/19; Kinder Morgan Finance Co. ULC 5.70% due 1/5/16; Kinder Morgan Kansas, Inc. 6.50% due 9/1/12; Lamar Media Corp. 6.63% due 8/15/15; Las Vegas Sands Corp. 6.38% due 2/15/15; Lear Corp. 7.88% due 3/15/18; Leucadia National Corp. 7.00% - 8.13% due 8/15/13 - 3/15/17; Liberty Media LLC 5.70% due 5/15/13; LIN Television Corp. 8.38% due 4/15/18; Linn Energy LLC 9.88% due 7/1/18; Linn Energy LLC/Linn Energy Finance Corp. 11.75% due 5/15/17; Mantech International Corp. 7.25% due 4/15/18; MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 8.75% due 4/15/18; MetroPCS Wireless, Inc. 6.63% due 11/15/20; MGM Resorts International 10.38% - 11.13% due 5/15/14 - 11/15/17; Mueller Water Products, Inc. 8.75% due 9/1/20; Newfield Exploration Co. 7.13% due 5/15/18; Nextel Communications, Inc. 5.95% - 7.38% due 10/31/13 - 8/1/15; NII Capital Corp. 7.63% - 8.88% due 12/15/19 - 4/1/21; Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.88% due 3/15/18; Northern Tier Energy LLC/Northern Tier Finance Corp. 10.50% due 12/1/17; NRG Energy, Inc. 7.63% - 8.50% due 5/15/19 - 6/15/19; NSG Holdings LLC/NSG Holdings, Inc. 7.75% due 12/15/25; Oil States International, Inc. 6.50% due 6/1/19; Omega Healthcare Investors, Inc. 6.75% due 10/15/22; Owens-Illinois, Inc. 7.80% due 5/15/18; Parker Drilling Co. 9.13% due 4/1/18; Petroplus Finance Ltd. 7.00% - 9.38% due 5/1/17 - 9/15/19; PHH Corp. 7.13% due 3/1/13; Quebecor Media, Inc. 7.75% due 3/15/16; Regency Energy Partners LP/Regency Energy Finance Corp. 9.38% due 6/1/16; Regions Financial Corp. 7.38% due 12/10/37; Sally Holdings LLC/Sally Capital, Inc. 9.25% due 11/15/14; Scientific Games Corp. 8.13% due 9/15/18; Scientific Games International, Inc. 9.25% due 6/15/19; Sears Roebuck ACC 6.75% due 8/15/11; Seneca Gaming Corp. 8.25% due 12/1/18; SESI LLC 6.38% due 5/1/19; Sirius XM Radio, Inc. 8.75% - 9.75% due 4/1/15 - 9/1/15; Southern Star Central Corp. 6.75% due 3/1/16; Spirit Aerosystems, Inc. 6.75% due 12/15/20; Sprint Capital Corp. 6.90% due 5/1/19; SUPERVALU, Inc. 7.50% due 11/15/14; Tenaska Alabama Partners LP 7.00% due 6/30/21; Tesoro Corp. 6.50% - 6.63% due 11/1/15 - 6/1/17; Textron, Inc. 6.50% due 6/1/12; United States Steel Corp 7.00% due 2/1/18; Videotron LTEE 9.13% due 4/15/18; Windstream Corp. 7.50% - 8.13% due 8/1/13 - 4/1/23; XM Satellite Radio, Inc. 7.63% due 11/1/18; Yonkers Racing Corp. 11.38% due 7/15/16; valued at $84,800)

$80,000	$80,000

	Face Amount (000)	Value (000)
RBS Securities, Inc., (0.21%, dated 7/29/11, due 8/1/11; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 9/1/37 - 8/1/41; valued at $103,358)	$100,000	$100,000
Societe Generale, (0.20%, dated 7/29/11, due 8/1/11; proceeds $300,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.41% - 5.96% due 10/1/37 - 7/1/41; Federal National Mortgage Association 1.48% - 6.09% due 8/1/33 - 4/1/44; Government National Mortgage Association 3.62% - 8.00% due 6/15/39 - 10/15/53; valued at $309,150)	300,000	300,000
Societe Generale, (0.21%, dated 7/29/11, due 8/1/11; proceeds $600,011; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 5/1/30 - 10/1/40; valued at $617,988)	600,000	600,000

Wells Fargo Securities LLC, (0.21%, dated 7/29/11, due 8/1/11; proceeds $735,013; fully collateralized by Corporate Bonds; Aflac, Inc. 6.45% - 6.90% due 12/17/39 - 8/15/40; Agilent Technologies, Inc. 2.50% due 7/15/13; Alabama Power Co. 3.38% - 3.95% due 6/1/21 - 10/1/20; Alcoa, Inc. 5.40% - 6.75% due 7/15/13 - 4/15/21; Allied Waste North America, Inc. 6.88% due 6/1/17; Allied World Assurance Co., Ltd. 7.50% due 8/1/16; Allstate Corp. (The) 6.13% - 7.45% due 2/15/12 - 5/16/19; American Express Co. 8.13% due 5/20/19; American Express Credit Corp. 2.75% - 7.30% due 5/2/13 - 9/15/15; American International Group, Inc. 5.38% - 8.18% due 10/18/11 - 5/15/68; Anglo American Capital PLC 2.15% - 9.38% due 9/27/13 - 4/8/19; Anheuser-Busch Cos., Inc. 4.38% - 7.50% due 3/15/12 - 1/15/13; Anheuser-Busch InBev Worldwide, Inc. 3.00% due 10/15/12; AON Corp. 3.50% - 7.38% due 12/14/12 - 9/30/15; Apache Corp. 5.10% - 6.90% due 9/15/18 - 9/1/40; Assurant, Inc. 6.75% due 2/15/34; AstraZeneca PLC 6.45% due 9/15/37; AT&T Corp. 8.00% due 11/15/31; AT&T, Inc. 2.50% - 6.40% due 2/15/14 - 5/15/38; BAE Systems Holdings, Inc. 4.95% due 6/1/14; Baltimore Gas & Electric Co. 6.13% - 6.35% due 7/1/13 - 10/1/36; Banco Del Esta De Chile Zero Coupon due 9/19/11; Bank of America Corp. 3.75% - 5.65% due 4/1/15 - 7/1/20; Bank of America NA 5.30% - 6.00% due 3/15/17 - 10/15/36; Barrick International Barbados Corp. 5.75% due 10/15/16; BB&T Corp. 4.75% due 10/1/12; BellSouth Corp. 6.00% - 6.88% due 10/15/31 - 11/15/34; Berkshire Hathaway Finance Corp. 1.50% - 4.25% due 1/10/14 - 1/15/21; Berkshire Hathaway, Inc. 2.13% due 2/11/13; BHP Billiton Finance USA Ltd. 4.80% - 5.13% due 3/29/12 - 4/15/13; Biogen Idec, Inc. 6.00% due 3/1/13; BlackRock, Inc. 5.00% - 6.25% due 9/15/15 - 12/10/19; Boardwalk Pipelines LP 5.50% - 5.88% due 11/15/16 - 2/1/17; Boeing Capital Corp. 4.70% due 10/27/19; BP Capital Markets PLC 1.55% - 4.50% due 8/11/11 - 10/1/20; Brandywine Operating Partnership LP 6.00% - 7.50% due 5/15/15 - 4/1/16; British Sky Broadcasting Group PLC 6.10% due 2/15/18; Burlington Northern Santa Fe LLC 5.90% - 6.20% due 7/1/12 - 8/15/36; Burlington Resources, Inc. 9.13% due 10/1/21; Cadbury Schweppes US Finance LLC 5.13% due 10/1/13; Cameron International Corp. 5.95% due 6/1/41; Canadian Pacific Railway Co. 7.13% due

Face Amount (000)	Value (000)

10/15/31; Capital One Financial Corp. 4.75% - 7.38% due 5/23/14 - 7/15/21; Caterpillar Financial Services Corp. 2.75% - 7.05% due 8/15/13 - 10/1/18; Cellco Partnership/Verizon Wireless Capital LLC 5.25% due 2/1/12; CenterPoint Energy Resources Corp. 6.00% - 7.88% due 4/1/13 - 5/15/18; Chevron Phillips Chemical Co. LLC/LP 7.00% due 6/15/14; China Resources Land Ltd. 4.63% due 5/19/16; Cisco Systems, Inc. 1.63% due 3/14/14; Citibank NA 1.75% due 12/28/12; Citigroup Funding, Inc. 1.88% due 10/22/12; Citigroup, Inc. 5.50% - 6.38 due 4/11/13 - 3/5/38; Cleveland Electric Illuminating Co. (The) 8.88% due 11/15/18; Cliffs Natural Resources, Inc. 4.88% due 4/1/21; CNA Financial Corp. 5.75% - 5.88% due 8/15/20 - 8/15/21; Coca-Cola Co. (The) 3.63% due 3/15/14; Colonial Pipeline Co. 3.50% due 10/15/20; Comcast Cable Communications Holdings, Inc. 8.38% due 3/15/13; Comcast Corp. 6.40% - 6.95% due 1/15/15 - 7/1/39; Commonwealth Edison Co. 5.95% - 6.45% due 8/15/16 - 1/15/38; CommonWealth REIT 5.75% - 6.25% due 2/15/14 - 6/15/17; ConocoPhillips 5.75% due 2/1/19; Consolidated Edison Company of New York, Inc. 5.70% - 6.75% due 12/1/36 - 4/1/38; Constellation Energy Group, Inc. 5.15% due 12/1/20; Consumers Energy Co. 6.70% due 9/15/19; Countrywide Financial Corp. 5.80% due 6/7/12; COX Communications, Inc. 6.25% - 8.38% due 10/1/12 - 3/1/39; Credit Suisse 3.45% due 7/2/12; Credit Suisse USA, Inc. 5.13% due 1/15/14 - 8/15/15; CSX Corp. 5.50% - 6.30% due 3/15/12 - 4/15/41; Daimler Finance North America LLC 5.75% due 9/8/11; DCP Midstream LLC 5.38% - 9.75% due 10/15/15 - 3/15/19; Dell, Inc. 4.63% - 5.40% due 4/1/21 - 9/10/40; Detroit Edison Co. (The) 3.90% due 6/1/21; Deutsche Telekom International Finance BV 5.88% due 8/20/13; Devon Energy Corp. 4.00% - 5.63% due 1/15/14 - 7/15/21; Diageo Capital PLC 5.20% due 1/30/13; DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.20% - 6.00% due 10/1/19 - 8/15/40; Discovery Communications LLC 5.63% due 8/15/19; Dover Corp. 5.45% due 3/18/18; Dow Chemical Co. (The) 7.60% due 5/15/14; Duke Energy Corp. 3.95% due 9/15/14; Duke Energy Ohio, Inc. 5.40% due 6/15/33; Duke Realty LP 5.95% due 2/15/17; Eastman Chemical Co. 7.00% due 4/15/12; EI du Pont de Nemours & Co. 2.75% - 5.25% due 4/1/16 - 12/15/16; Emerson Electric Co. 4.63% due 10/15/12; Enbridge, Inc. 4.90% - 5.60% due 3/1/15 - 4/1/17; Entergy Gulf States Louisiana LLC 5.00% - 7.55% due 3/1/15 - 2/1/41; EOG Resources, Inc. 2.95% - 5.63% due 6/1/15 - 6/1/19; Equity One, Inc. 6.00% due 9/15/16; ERAC USA Finance LLC 6.38% due 10/15/17; ERP Operating LP 5.50% - 7.13% due 10/1/12 - 10/15/17; Federal Realty Investment Trust 5.65% - 5.95% due 8/15/14 - 6/1/16; Fiserv, Inc. 3.13% due 6/15/16; Florida Power & Light Co. 5.55% due 11/1/17; Fortune Brands, Inc. 4.88% due 12/1/13; France Telecom SA 4.38% due 7/8/14; General Dynamics Corp. 5.38% due 8/15/15; General Electric Capital Corp. 2.63% - 6.00% due 12/9/11 - 8/7/19; Genworth Financial, Inc. 7.70% due 6/15/20; Genworth Life Institutional Funding Trust 5.88% due 5/3/13; Goldman Sachs Group, Inc. (The) 5.15% - 7.50% due 1/15/14 - 2/1/41; Goodrich Corp. 6.80% due 2/1/18; Great Plains Energy, Inc. 4.85% due 6/1/21; Gulf Power Co. 4.75% due 4/15/20; Hana Bank 4.00% due 11/3/16; Hartford Financial Services Group, Inc. 5.38% - 6.10% due 3/15/17 - 10/1/41; HCP, Inc. 6.00% due 3/1/15; Health Care REIT, Inc. 4.70% - 6.50% due 9/15/17 - 3/15/41; Healthcare Realty Trust, Inc. 6.50%

Face Amount (000)	Value (000)

due 1/17/17; Hershey Co. (The) 4.85% due 8/15/15; Hewlett-Packard Co. Zero Coupon - 6.13% due 3/1/13 - 6/2/14; Honeywell International, Inc. 5.00% - 5.30% due 3/15/17 - 2/15/19; Hospitality Properties Trust 6.75% due 2/15/13; HP Enterprise Services LLC 7.45% due 10/15/29; HSBC Bank PLC 4.13% due 8/12/20; International Business Machines Corp. 7.00% due 10/30/25; Interstate Power & Light Co. 3.65% due 9/1/20; John Deere Capital Corp. 4.50% - 7.00% due 3/15/12 - 9/9/13; John Hancock Global Funding II 5.25% due 2/25/15; Johns Hopkins University 5.25% due 7/1/19; JPMorgan Chase & Co. 3.15% - 6.13% due 7/5/16 - 5/10/21; JPMorgan Chase Bank NA 5.88% due 6/13/16; Kimberly-Clark Corp. 6.25% due 7/15/18; Kinder Morgan Energy Partners LP 7.40% due 3/15/31; Kraft Foods, Inc. 5.63% - 6.25% due 11/1/11 - 6/1/12; Kroger Co. (The) 6.75% due 4/15/12; Liberty Property LP 5.13% - 7.50% due 3/2/15 - 1/15/18; Loews Corp. 6.00% due 2/1/35; Lowe’s Cos., Inc. 4.63% due 4/15/20; Mack-Cali Realty LP 5.25% due 1/15/12; Magellan Midstream Partners LP 6.40% due 5/1/37; Marathon Oil Corp. 6.00% due 10/1/17; Markel Corp. 5.35% due 6/1/21; Marsh & McLennan Cos., Inc. 5.75% due 9/15/15; Medco Health Solutions, Inc. 7.25% due 8/15/13; Medtronic, Inc. 3.00% due 3/15/15; Merck & Co., Inc. 4.38% due 2/15/13; Merrill Lynch & Co., Inc. 1.19% - 6.40% due 8/28/17 - 12/1/26; MetLife, Inc. 6.40% - 6.82% due 8/15/18 - 12/15/66; Metropolitan Life Global Funding I 2.88% due 9/17/12; Microsoft Corp. 4.00% due 2/8/21; Midamerican Energy Holdings Co. 8.48% due 9/15/28; Morgan Stanley 4.20% - 6.00% due 5/13/14 - 9/23/19; National Rural Utilities Cooperative Finance Corp. 6.55% - 8.00% due 11/1/18 - 3/1/32; Nationwide Financial Services 5.38% due 3/25/21; Nationwide Mutual Insurance Co. 9.38% due 8/15/39; NBCUniversal Media LLC 5.15% - 6.40% due 4/30/20 - 4/30/40; New Cingular Wireless Services, Inc. 8.75% due 3/1/31; Newell Rubbermaid, Inc. 5.50% due 4/15/13; News America, Inc. 6.40% - 6.90% due 12/15/35 - 8/15/39; NextEra Energy Capital Holdings, Inc. 5.63% - 6.35% due 9/1/11 - 10/1/66; Noble Drilling Corp. 7.50% due 3/15/19; Noble Energy, Inc. 6.00% due 3/1/41; Norfolk Southern Corp. 5.64% due 5/17/29; Northern Trust Corp. 5.20% due 11/9/12; NSTAR Electric Co. 5.50% due 3/15/40; NuStar Pipeline Operating Partnership LP 7.75% due 2/15/12; Occidental Petroleum Corp. 1.45% - 2.50% due 12/13/13 - 2/1/16; ONEOK Partners LP 6.15% - 8.63% due 10/1/16 - 3/1/19; Pacific Gas & Electric Co. 6.35% due 2/15/38; PacifiCorp 6.25% due 10/15/37; Pan Pacific Retail Properties, Inc. 5.25% - 6.13% due 1/15/13 - 9/1/15; Panhandle Eastern Pipeline Co. LP 8.13% due 6/1/19; Pennsylvania Electric Co. 5.13% due 4/1/14; Pepco Holdings, Inc. 2.70% due 10/1/15; PepsiCo, Inc. 3.13% due 11/1/20; Philip Morris International, Inc. 2.50% due 5/16/16; PNC Funding Corp. 4.38% - 5.40% due 6/10/14 - 8/11/20; Potash Corporation of Saskatchewan, Inc. 3.25% - 5.63% due 12/1/17 - 12/1/40; PPF Funding, Inc. 5.35% - 5.50% due 4/15/12 - 1/15/14; Preferred Pass-Through Trust 0.74% due 12/1/26; Principal Life Global Funding I 6.25% due 2/15/12; Procter & Gamble Co. (The) 3.15% due 9/1/15; ProLogis LP 4.00% - 7.50% due 3/15/17 - 6/30/18; Prudential Financial, Inc. 4.50% - 6.63% due 1/15/13 - 12/1/37; PSEG Power LLC 5.32% - 8.63% due 9/15/16 - 4/15/31; Realty Income Corp. 5.88% due 3/15/35;

	Face Amount (000)	Value (000)

Regency Centers LP 5.88% due 6/15/17; RenRe North America Holdings, Inc. 5.75% due 3/15/20; Reynolds American, Inc. 7.25% due 6/15/37; Rio Tinto Finance USA Ltd. 6.50% due 7/15/18; Rogers Communications, Inc. 7.50% due 8/15/38; Sanofi 0.62% due 3/28/14; Schlumberger Oilfield UK PLC 4.20% due 1/15/21; Sempra Energy Zero Coupon due 3/15/14; Simon Property Group LP 5.88% - 10.35% due 3/1/17 - 4/1/19; South Carolina Electric & Gas Co. 5.25% - 6.05% due 11/1/18 - 1/15/38; Southern California Edison Co. 3.88% - 5.95% due 6/1/21 - 2/1/38; Southern Star Central Gas Pipeline, Inc. 6.00% due 6/1/16; Southwestern Electric Power Co. 4.90% due 7/1/15; Spectra Energy Capital LLC 7.50% due 9/15/38; Spectra Energy Partners LP 2.95% due 6/15/16; Sumitomo Mitsui Banking Corp. 2.90% due 7/22/16; Suncor Energy, Inc. 6.10% - 6.50% due 6/1/18 - 6/25/38; Tampa Electric Co. 6.38% due 8/15/12; TCI Communications, Inc. 8.75% due 8/1/15; Teck Resources Ltd. 6.25% due 7/15/41; Telecom Italia Capital SA 6.00% due 9/30/34; Telefonica Emisiones SAU 5.13% due 4/27/20; Temple-Inland, Inc. 6.63% due 1/15/18; Tesco PLC 5.50% due 11/15/17; Teva Pharmaceutical Finance III BV 1.70% due 3/21/14; Time Warner Cos., Inc. 7.25% due 10/15/17; Time Warner Entertainment Co. LP 8.38% due 3/15/23 - 7/15/33; Time Warner, Inc. 6.20% - 6.25% due 3/15/40 - 3/29/41; Torchmark Corp. 9.25% due 6/15/19; Transatlantic Holdings, Inc. 5.75% - 8.00% due 12/14/15 - 11/30/39; TransCanada PipeLines Ltd. 3.80% - 5.85% due 10/1/20 - 3/15/36; Travelers Cos., Inc. (The) 5.75% - 5.90% due 12/15/17 - 6/2/19; Travelers Property Casualty Corp. 5.00% due 3/15/13; UBS AG 3.88% due 1/15/15; Union Bank NA 2.13% due 12/16/13; Union Pacific Corp 5.65% - 6.63% due 5/1/17 - 2/1/29; United Technologies Corp. 5.70% due 4/15/40; UnitedHealth Group, Inc. 5.00% - 6.88% due 8/15/14 - 2/15/38; US Bancorp 2.25% due 3/13/12; Valero Energy Corp. 9.38% due 3/15/19; Verizon Communications, Inc. 5.55% - 6.35% due 2/15/16 - 4/1/19; Verizon Global Funding Corp. 7.75% due 6/15/32; Viacom, Inc. 3.50% - 5.63% due 9/15/15 - 9/15/19; Vodafone Group PLC 4.38% due 3/16/21; Wachovia Corp. 6.55% - 7.50% due 4/15/35 - 10/15/35; Wal-Mart Stores, Inc. 6.20% - 7.55% due 2/15/30 - 4/15/38; Walt Disney Co. (The) 4.70% - 6.38% due 3/1/12 - 12/15/17; Waste Management, Inc. 6.38% due 11/15/12; Weingarten Realty Investors 5.25% - 6.65% due 3/2/15 - 7/12/27; Western Union Co. (The) 5.93% - 6.20% due 10/1/16 - 11/17/36; Whirlpool Corp. 5.50% due 3/1/13; Williams Partners LP 6.30% due 4/15/40; Willis Group Holdings PLC 5.75% due 3/15/21; Xerox Corp. 4.25% - 6.88% due 8/15/11 - 12/15/39; Xstrata Canada Corp. 6.00% due 10/15/15; Yum! Brands, Inc. 6.25% due 3/15/18; Zimmer Holdings, Inc. 4.63% due 11/30/19; valued at $771,750)

	$735,000	$735,000
Total Repurchase Agreements (Cost $6,972,000)		6,972,000

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (12.5%)
Commercial Paper (a) (0.3%)
Nebraska Public Power District,
Ser A Notes
0.22%, 8/1/11	$43,200	$43,200

Daily Variable Rate Bond (0.2%)
Indiana Finance Authority,
Indiana University Health Obligated Group Ser 2011 K (Taxable)
0.22%, 3/1/33	20,800	20,800

Weekly Variable Rate Bonds (12.0%)
Bay Area Toll Authority, CA,
San Francisco Bay Area Toll Bridge 2001 Ser A
0.03%, 4/1/36	93,600	93,600
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ), NJ,
VRDP Ser W-7-1727 (AMT)
0.30%, 7/1/41 (b)	15,000	15,000
California Educational Facilities Authority,
California Institute of Technology 2006 Ser B
0.04%, 10/1/36	20,000	20,000
California Housing Finance Agency,
Multifamily Ser 2000 C (AMT)
0.05%, 2/1/33	31,270	31,270
Charlotte, NC,
Airport Ser 2007 B
0.06%, 7/1/37	27,495	27,495
Denver Public Schools, CO,
Ser 2011 A-1 COPs (Taxable)
0.13%, 12/15/37	11,600	11,600
District of Columbia,
American University Ser 2006 A
0.09%, 10/1/36	45,700	45,700
East Bay Municipal Utility District, CA,
Water System Sub Refg Ser 2008 A-2
0.03%, 6/1/38	32,520	32,520
Water System Sub Refg Ser 2008 A-3
0.03%, 6/1/38	40,230	40,230
Water System Sub Refg Ser 2008 A-4
0.04%, 6/1/38	28,250	28,250
Illinois Finance Authority,
Northwestern Memorial Hospital Ser 2007 A-4
0.09%, 8/15/42	10,375	10,375
Kentucky Housing Corporation,
Housing Ser 2006 I (AMT)
0.12%, 1/1/32	20,755	20,755
Los Angeles Department of Water & Power, CA,
Power System 2001 Ser B Subser B-5
0.07%, 7/1/34	34,600	34,600
Power System 2001 Ser B Subser B-7
0.07%, 7/1/34	53,900	53,900
Water System 2001 Ser B Subser B-1
0.03%, 7/1/35	59,400	59,400
Loudoun County Industrial Development Authority, VA,
Howard Hughes Medical Institute Ser 2003 A
0.04%, 2/15/38	30,915	30,915

	Face Amount (000)	Value (000)
Howard Hughes Medical Institute Ser 2003 D
0.04%, 2/15/38	$16,200	$16,200
Maryland Health & Higher Educational Facilities Authority,
Loyola College In Maryland Ser 2008
0.09%, 10/1/26	43,245	43,245
Massachusetts Development Finance Agency,
Partners HealthCare System, Inc. Ser 2011 K-2
0.04%, 7/1/46	44,000	44,000
Massachusetts Health & Educational Facilities Authority,
Partners HealthCare System 2009 Ser I-1
0.05%, 7/1/44	25,600	25,600
Massachusetts Water Resources Authority,
Gen Ser 2008 F
0.04%, 8/1/29	50,000	50,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN,
Vanderbilt University Ser 2000 A
0.05%, 10/1/30	6,200	6,200
Vanderbilt University Ser 2005 A-2
0.05%, 10/1/44	12,000	12,000
Michigan State University,
Ser 2000 A
0.03%, 8/15/30	25,935	25,935
Minnesota Housing Finance Agency,
Residential Housing Finance 2004 Ser G (AMT)
0.10%, 1/1/32	14,120	14,120
Residential Housing Finance 2005 Ser M (AMT)
0.10%, 1/1/36	35,430	35,430
Residential Housing Finance 2007 Ser J (Taxable)
0.21%, 7/1/38	9,600	9,600
New Hampshire Health & Education Facilities Authority,
Dartmouth College Ser 2002
0.04%, 6/1/32	36,260	36,260
Dartmouth College Ser 2003
0.04%, 6/1/23	49,735	49,735
New York City Municipal Water Finance Authority, NY,
Second General Fiscal 2008 Ser BB-2
0.09%, 6/15/35	16,000	16,000
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 1999 2nd Ser Subser A-2
0.03%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A
0.04%, 2/15/30	51,450	51,450
New York City, NY,
Fiscal 2010 Subser G-4
0.03%, 3/1/39	100,000	100,000
New York State Dormitory Authority,
Rockefeller University Ser 2009 B
0.07%, 7/1/40	32,750	32,750
New York State Housing Finance Agency,
Related-Taconic West 17th Street Ser 2009 A
0.04%, 5/15/39	25,000	25,000
Riverside County Transportation Commission, CA,
Sales Tax Ser 2009 A
0.05%, 6/1/29	38,140	38,140

	Face Amount (000)	Value (000)
Riverside County, CA,
Ser 2009 COPs
0.10%, 11/1/39	$37,115	$37,115
San Francisco City & County, CA,
San Francisco International Airport Second Ser 2010 A-1 (AMT)
0.07%, 5/1/30	43,000	43,000
Santa Clara Valley Transportation Authority, CA,
Measure A Sales Tax Ser 2008 B
0.07%, 4/1/36	44,300	44,300
South Dakota Housing Development Authority,
Homeownership Mortgage Ser 2008 C (AMT)
0.08%, 5/1/39	45,000	45,000
Triborough Bridge & Tunnel Authority, NY,
Ser 2002 F
0.11%, 11/1/32	23,215	23,215
University of Texas Regents,
Financing System Ser 2008 B
0.04%, 8/1/16	20,460	20,460
0.05%, 8/1/25 – 8/1/32	63,180	63,180
Utah Housing Corporation,
Single Family Mortgage Class I 2008 Ser A-1 (AMT)
0.08%, 7/1/39	16,450	16,450
Single Family Mortgage Class I 2008 Ser C-1 (AMT)
0.08%, 7/1/39	12,070	12,070
Single Family Mortgage Class I 2009 Ser A
0.07%, 7/1/38	27,530	27,530
Single Family Mortgage Class I 2009 Ser B
0.07%, 1/1/39	18,185	18,185
Wake County, NC,
Public Improvement Ser 2003 C
0.08%, 4/1/19 – 4/1/20	14,160	14,160
School Ser 2007 B
0.08%, 3/1/24	14,800	14,800
Wisconsin Housing & Economic Development Authority,
Home Ownership Ser 2004 E (AMT)
0.08%, 9/1/35	40,200	40,200
		1,651,240
Total Tax-Exempt Instruments (Cost $1,715,240)		1,715,240
Total Investments (100.0%) (Cost $13,759,880)		13,759,880
Other Assets in Excess of Liabilities (0.0%)		6,211
Net Assets (100.0%)		$13,766,091

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at July 31, 2011.

(d)	Citibank NA, Repurchase Agreement, is an affiliate of the Adviser, Administrator and Distributor.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
REIT	Real Estate Investment Trust.
VRDP	Variable Rate Demand Preferred.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,630,001	$—	$1,630,001
Commercial Paper	—	1,365,139	—	1,365,139
Floating Rate Notes	—	2,077,500	—	2,077,500
Repurchase Agreements	—	6,972,000	—	6,972,000
Tax-Exempt Instruments
Commercial Paper	—	43,200	—	43,200
Daily Variable Rate Bond	—	20,800	—	20,800
Weekly Variable Rate Bonds	—	1,651,240	—	1,651,240
Total Tax-Exempt Instruments	—	1,715,240	—	1,715,240
Total Assets	$—	$13,759,880	$—	$13,759,880

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (40.1%)
Federal Farm Credit Bank,
0.11%, 6/25/12 (a)	$45,000	$44,953
0.12%, 4/11/12 (a)	70,000	69,995
0.17%, 11/2/11– 9/14/12(a)	83,500	83,489
0.25%, 4/4/12 (a)	25,000	25,000
0.28%, 2/14/12 (a)	45,000	45,000
Federal Home Loan Bank,
0.09%, 8/1/11 (a)	73,000	73,000
0.10%, 8/12/11 (a)	95,000	94,999
0.11%, 8/26/11 (a)	71,000	70,998
0.14%, 10/25/12 (a)	78,000	77,981
0.15%, 9/12/11 – 1/26/12 (a)	148,000	147,986
0.19%, 8/11/11	75,000	74,999
0.20%, 8/1/11	135,000	135,000
0.22%, 10/13/11 (a)	152,000	152,011
0.23%, 9/10/12 (a)	45,000	45,030
0.30%, 11/16/11	37,000	37,002
0.30%, 12/15/11 (a)	75,000	75,000
0.33%, 9/8/11	86,500	86,517
0.42%, 3/13/12	100,000	100,000
Federal Home Loan Mortgage Corporation,
0.10%, 10/12/11 (b)	30,000	29,994
0.14%, 12/21/11 – 12/29/11 (a)	224,000	223,954
0.19%, 10/26/11 (a)	60,000	59,994
0.20%, 8/5/11 (a)	28,000	28,000
Federal National Mortgage Association,
0.10%, 8/11/11 (a)	75,000	74,999
0.21%, 8/1/11 (b)	100,000	100,000
Total U.S. Agency Securities (Cost $1,955,901)		1,955,901

U.S. Treasury Securities (2.4%)
U.S. Treasury Notes,
1.00%, 10/31/11	73,000	73,144
1.13%, 12/15/11	43,000	43,127
Total U.S. Treasury Securities (Cost $116,271)		116,271

Repurchase Agreements (57.5%)
Barclays Capital, Inc., (0.05%, dated 7/26/11, due 8/2/11; proceeds $250,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 5.50% due 12/1/20 - 7/1/41; Federal National Mortgage Association 3.50% - 7.00% due 6/1/14 - 7/1/41; valued at $257,631)	250,000	250,000
BNP Paribas Securities Corp., (0.20%, dated 7/29/11, due 8/1/11; proceeds $123,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 6.50% due 4/1/26 - 5/1/40; Federal National Mortgage Association 3.00% - 5.00% due 12/1/21 - 5/1/41; valued at $126,716)	123,000	123,000
Citibank NA, (0.22%, dated 7/29/11, due 8/1/11; proceeds $200,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.50% due 1/1/18 - 3/1/41; Federal National Mortgage Association 3.50% - 8.00% due 1/1/18 - 10/1/48; valued at $206,000) (c)	200,000	200,000

	Face Amount (000)	Value (000)
Credit Suisse Securities (USA) LLC, (0.09%, dated 7/27/11, due 8/3/11; proceeds $300,005; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.25% - 6.04% due 6/1/31 - 6/1/41; valued at $309,618)	$300,000	$300,000
Deutsche Bank Securities, Inc., (0.06%, dated 7/26/11, due 8/2/11; proceeds $260,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% due 12/1/39; Government National Mortgage Association 4.50% - 7.00% due 5/15/36 - 7/15/41; and by a U.S. Government Obligation; U.S. Treasury Strips Zero Coupon due 2/15/22 - 5/15/25; valued at $266,671)	260,000	260,000
Deutsche Bank Securities, Inc., (0.10%, dated 7/27/11, due 8/3/11; proceeds $132,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 7.00% due 2/1/39; Government National Mortgage Association 4.50% due 6/20/41; valued at $135,765)	132,000	132,000
Deutsche Bank Securities, Inc., (0.21%, dated 7/29/11, due 8/1/11; proceeds $122,967; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.62% due 5/1/41; Federal National Mortgage Association 3.21% - 3.50% due 1/1/40 - 1/1/41; Government National Mortgage Association 1.90% due 6/20/61; valued at $126,658)	122,965	122,965
Goldman Sachs & Co., (0.12%, dated 7/27/11, due 8/3/11; proceeds $150,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.53% - 7.00% due 4/1/21 - 12/1/40; Federal National Mortgage Association 3.50% - 7.00% due 9/1/18 - 6/1/41; valued at $154,500)	150,000	150,000
Goldman Sachs & Co., (0.15%, dated 7/28/11, due 8/4/11; proceeds $115,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 5.50% due 1/1/26 - 7/1/41; Federal National Mortgage Association 3.50% - 6.00% due 2/1/18 - 7/1/41; valued at $118,450)	115,000	115,000

Goldman Sachs & Co., (0.20%, dated 7/29/11, due 8/1/11; proceeds $150,003; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.49% - 6.18% due 2/17/12 - 11/6/28; Federal Farm Credit Discount Notes Zero Coupon due 11/16/11 - 9/16/13; Federal Home Loan Bank 0.37% - 5.50% due 11/18/11 - 11/4/30; Federal Home Loan Bank Discount Notes Zero Coupon due 8/2/11 - 9/15/29; Federal Home Loan Mortgage Corporation 0.38% - 6.09% due 11/15/11 - 4/16/37; Federal Home Loan Mortgage Corporation Discount Notes Zero Coupon due 8/10/11 - 3/15/26; Federal National Mortgage Association 0.75% - 6.75% due 8/15/11 - 8/6/38; Federal National Mortgage Association Discount Notes Zero Coupon due 8/8/11 - 1/15/25; Tennessee Valley Authority 4.38% - 6.79% due 5/23/12 - 4/1/56; Tennessee Valley Authority Coupon Strips Zero Coupon due 10/15/11 - 11/1/23; valued at $153,039)

	150,000	150,000
HSBC Securities Corp., (0.20%, dated 7/29/11, due 8/1/11; proceeds $300,005; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.50% due 6/20/41; valued at $310,019)	300,000	300,000

	Face Amount (000)	Value (000)
RBC Capital Markets Corp., (0.20%, dated 7/29/11, due 8/1/11; proceeds $150,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 4.00% due 7/1/21 - 3/1/41; Government National Mortgage Association 5.00% due 6/20/40; valued at $154,517)	$150,000	$150,000
RBS Securities, Inc., (0.21%, dated 7/29/11, due 8/1/11; proceeds $150,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 4/1/26 - 3/1/41; valued at $154,980)	150,000	150,000
Societe Generale, (0.20%, dated 7/29/11, due 8/1/11; proceeds $200,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.57% - 6.07% due 5/1/34 - 6/1/41; Federal National Mortgage Association 1.48% - 6.27% due 4/1/37 - 4/1/44; Government National Mortgage Association 3.55% - 3.57% due 7/15/46 - 7/15/51; valued at $206,028)	200,000	200,000
UBS Securities LLC, (0.22%, dated 7/29/11, due 8/1/11; proceeds $200,004; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 2/1/26 - 12/1/40; valued at $206,037)	200,000	200,000
Total Repurchase Agreements (Cost $2,802,965)		2,802,965
Total Investments (100.0%) (Cost $4,875,137)		4,875,137
Other Assets in Excess of Liabilities (0.0%)		619
Net Assets (100.0%)		$4,875,756

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2011.
(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	Citibank NA, Repurchase Agreement, is an affiliate of the Investment Adviser, Administrator and Distributor.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$1,955,901	$—	$1,955,901
U.S. Treasury Securities	—	116,271	—	116,271
Repurchase Agreements	—	2,802,965	—	2,802,965
Total Assets	$—	$4,875,137	$—	$4,875,137

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (98.9%)
Federal Farm Credit Bank,
0.11%, 12/14/11 – 6/25/12 (a)	$5,500	$5,495
0.14%, 12/8/11 (a)	5,000	4,999
0.16%, 12/30/11 (a)	10,375	10,371
0.17%, 11/2/11– 9/14/12 (a)	6,500	6,500
0.23%, 9/15/11 (a)	13,125	13,126
0.28%, 2/14/12 (a)	5,000	5,000
0.39%, 3/19/12 (a)	4,790	4,792
0.55%, 9/30/11	2,500	2,501
3.50%, 10/3/11	6,325	6,362
Federal Home Loan Bank,
0.00%, 8/1/11 – 8/8/11 (b)(c)	75,137	75,137
0.01%, 8/26/11 (b)	18,391	18,391
0.02%, 8/10/11 (b)	27,300	27,300
0.04%, 8/17/11 (b)	5,000	5,000
0.05%, 9/21/11 (b)	60,000	59,996
0.09%, 8/1/11 (a)	12,200	12,200
0.10%, 8/12/11 (a)	5,000	5,000
0.10%, 8/19/11 – 9/7/11 (b)	53,000	52,995
0.11%, 8/26/11 (a)	7,500	7,500
0.15%, 9/12/11 – 1/26/12 (a)	29,000	28,998
0.19%, 8/11/11	5,000	5,000
0.20%, 8/1/11	5,000	5,000
0.22%, 10/13/11 (a)	6,000	6,000
0.30%, 12/15/11 (a)	6,000	6,000
0.30%, 11/16/11	4,000	4,000
4.38%, 8/15/11	4,000	4,007
5.00%, 9/9/11	5,000	5,025
Federal Home Loan Mortgage Corporation
0.05%, 9/16/11 (b)	211,373	211,359
Total U.S. Agency Securities (Cost $598,054)		598,054

U.S. Treasury Securities (1.7%)
U.S. Treasury Notes,
1.00%, 9/30/11	5,500	5,506
1.13%, 12/15/11	5,000	5,015
Total U.S. Treasury Securities (Cost $10,521)		10,521
Total Investments (100.6%) (Cost $608,575)		608,575
Liabilities in Excess of Other Assets (-0.6%)		(3,634)
Net Assets (100.0%)		$604,941

(a)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2011.

(b)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)                                  Rate is less than 0.005%.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$598,054	$—	$598,054
U.S. Treasury Securities	—	10,521	—	10,521
Total Assets	$—	$608,575	$—	$608,575

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (11.4%)
U.S. Treasury Bills,
0.02%, 9/22/11 (a)	$5,490	$5,490
0.17%, 9/29/11 (a)	92,500	92,474
0.21%, 5/3/12 (a)	50,000	49,919
0.23%, 10/20/11 (a)	49,000	48,975
U.S. Treasury Notes,
1.00%, 8/31/11 – 10/31/11	209,000	209,201
1.13%, 12/15/11	35,000	35,104
4.50%, 9/30/11 – 11/30/11	100,500	101,569
4.63%, 10/31/11 – 12/31/11	89,500	90,789
4.75%, 1/31/12	25,000	25,550
Total U.S. Treasury Securities (Cost $659,071)		659,071

Repurchase Agreements (87.3%)
Barclays Capital, Inc., (0.02%, dated 7/26/11, due 8/2/11; proceeds $350,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 3.50% - 8.00% due 11/15/21 - 2/15/40; U.S. Treasury Strips Zero Coupon due 2/15/13 - 2/15/40; valued at $357,250)	350,000	350,000
Barclays Capital, Inc., (0.14%, dated 7/29/11, due 8/1/11; proceeds $300,004; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 4.75% due 2/15/37; U.S. Treasury Note 1.88% due 8/31/17; valued at $305,576)	300,000	300,000
BNP Paribas Securities Corp., (0.15%, dated 7/29/11, due 8/1/11; proceeds $800,010; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.50% - 3.38% due 3/31/13 - 11/15/19; valued at $815,961)	800,000	800,000
Credit Agricole Securities USA, (0.15%, dated 7/29/11, due 8/1/11; proceeds $180,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 2.38% due 1/15/25; U.S. Treasury Note 0.75% due 8/15/13; valued at $183,684)	180,000	180,000
Credit Suisse Securities USA, (0.05%, dated 7/27/11, due 8/3/11; proceeds $260,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.88% - 2.00% due 11/30/13 - 6/30/15; valued at $265,624)	260,000	260,000
Credit Suisse Securities USA, (0.14%, dated 7/29/11, due 8/1/11; proceeds $112,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.13% - 1.38% due 1/15/12 - 10/15/12; valued at $114,486)	112,000	112,000
Deutsche Bank Securities, Inc., (0.06%, dated 7/27/11, due 8/3/11; proceeds $200,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.50% - 4.50% due 11/30/12 - 5/15/38; U.S. Treasury Strip Zero Coupon due 11/15/24; valued at $204,114)	200,000	200,000
Deutsche Bank Securities, Inc., (0.15%, dated 7/29/11, due 8/1/11; proceeds $528,292; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% - 4.25% due 6/15/13 - 5/15/20; valued at $584,642)	528,285	528,285
HSBC Securities USA, Inc., (0.15%, dated 7/29/11, due 8/1/11; proceeds $400,005; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips 3.88% - 6.00% due 2/15/26 - 8/15/40; valued at $408,001)	400,000	400,000
HSBC Securities USA, Inc., (0.16%, dated 7/29/11, due 8/1/11; proceeds $150,002; fully collateralized by a U.S. Government Obligation; U.S. Treasury Strip 4.38% due 11/15/39; valued at $153,001)	150,000	150,000

	Face Amount (000)	Value (000)
ING Financial Markets LLC, (0.15%, dated 7/29/11, due 8/1/11; proceeds $100,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.13% - 4.25% due 5/31/14 - 8/15/15; valued at $102,666)	$100,000	$100,000
RBS Securities, Inc., (0.15%, dated 7/29/11, due 8/1/11; proceeds $500,006; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 4.50% due 5/15/38; U.S. Treasury Notes 0.50% - 3.00% due 9/30/11 - 9/30/16; valued at $513,053)	500,000	500,000
Societe Generale, (0.15%, dated 7/29/11, due 8/1/11; proceeds $550,007; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.25% due 7/15/20; valued at $561,246)	550,000	550,000
TD Securities USA LLC, (0.15%, dated 7/29/11, due 8/1/11; proceeds $160,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 1/19/12; U.S. Treasury Bond 4.50% due 8/15/39; valued at $163,476)	160,000	160,000
UBS Securities LLC, (0.15%, dated 7/29/11, due 8/1/11; proceeds $200,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.13% - 4.63% due 7/31/12 - 1/15/21; valued at $203,609)	200,000	200,000
Wells Fargo Securities LLC, (0.16%, dated 7/29/11, due 8/1/11; proceeds $250,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 1/9/11 - 1/12/12; U.S. Treasury Notes Zero Coupon - 2.13% due 12/15/11 - 11/30/14; U.S. Treasury Strips Zero Coupon - 4.88% due 7/31/11 - 5/15/40; valued at $254,912)	250,000	250,000
Total Repurchase Agreements (Cost $5,040,285)		5,040,285
Total Investments (98.7%) (Cost $5,699,356)		5,699,356
Other Assets in Excess of Liabilities (1.3%)		75,366
Net Assets (100.0%)		$5,774,722

(a)              Rate shown is the yield to maturity at July 31, 2011.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$659,071	$—	$659,071
Repurchase Agreements	—	5,040,285	—	5,040,285
Total Assets	$—	$5,699,356	$—	$5,699,356

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (91.4%)
U.S. Treasury Bills,
0.00%, 8/25/11 (a)(b)	$40,000	$40,000
0.02%, 8/18/11 – 9/22/11 (a)	129,740	129,737
0.03%, 9/8/11 (a)	6,025	6,025
0.05%, 9/8/11 (a)	50,000	49,998
0.06%, 9/1/11 (a)	7,580	7,580
0.17%, 9/29/11 (a)	500	500
U.S. Treasury Note
1.00%, 8/31/11	20,230	20,246
Total Investments (91.4%) (Cost $254,086)		254,086
Other Assets in Excess of Liabilities (8.6%)		23,778
Net Assets (100.0%)		$277,864

(a)           Rate shown is the yield to maturity at July 31, 2011.

(b)           Rate is less than 0.005%.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$254,086	$—	$254,086
Total Assets	$—	$254,086	$—	$254,086

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (95.2%)
Commercial Paper (a) (8.1%)
California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 I
0.36%, 11/10/11	$10,000	$10,000
Harris County Cultural Education Facilities Finance Corporation, TX,
Methodist Hospital System Ser 2009 C-1
0.36%, 11/17/11	20,000	20,000
0.37%, 8/4/11	6,900	6,900
JEA, FL, Electric System Sub Ser 2000 B
0.27%, 8/8/11	10,000	10,000
King County, WA, Sewer Ser A
0.16%, 8/17/11	10,000	10,000
Lincoln, NE, Lincoln Electric System Ser 1995
0.08%, 8/17/11	10,000	10,000
Montgomery County, MD, 2010 Ser B BANs
0.20%, 8/5/11	10,000	10,000
Nebraska Public Power District, Ser A Notes
0.07%, 8/1/11	10,000	10,000
New York City Municipal Water Finance Authority, NY, Fiscal 1994 Ser 1
0.13%, 10/17/11	10,000	10,000
Rochester, MN,
Health Care Facilities Mayo Foundation Ser 2000 A
0.06%, 8/16/11	10,000	10,000
Health Care Facilities Mayo Foundation Ser 2000 B
0.25%, 8/25/11	10,000	10,000
		116,900
Daily Variable Rate Bonds (9.7%)
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas HealthCare System Ser 2007 H
0.21%, 1/15/45	10,200	10,200
East Baton Rouge Parish, LA, Exxon Mobil Corp. Ser 2010 B
0.20%, 12/1/40	43,900	43,900
Harris County Cultural Education Facilities Financing Corporation, TX,
Methodist Hospital System Ser 2008 C-1
0.17%, 12/1/24	10,300	10,300
Harris County Health Facilities Development Corporation, TX,
Methodist Hospital System Ser 2008 A-1
0.17%, 12/1/41	8,400	8,400
Methodist Hospital System Ser 2008 A-2
0.17%, 12/1/41	20,000	20,000
J P Morgan Chase & Co., CA, Los Angeles Ser 2011 TRANs PUTTERs Ser 3931
0.21%, 8/12/12	15,000	15,000
New York City, NY, Fiscal 2008 Ser J Subser J-3
0.16%, 8/1/23	10,000	10,000
Southeast Alabama Gas District, Supply Ser 2007 A
0.24%, 8/1/27	10,684	10,684
University of Michigan Regents, General Ser 2008 A
0.21%, 4/1/38	10,525	10,525
		139,009
Municipal Bonds & Notes (5.3%)
Cobb County, GA, Ser 2011 TANs
1.25%, 12/30/11	12,000	12,083

	Face Amount (000)	Value (000)
Los Angeles County Schools Pooled Financing Program, CA, Pooled 2011-2012 Ser A-1 TRANs
2.00%, 6/29/12	$4,000	$4,056
Los Angeles County, CA,
2011-2012 Ser A TRANs
2.50%, 2/29/12	5,000	5,063
2011-2012 Ser B TRANs
2.50%, 3/30/12	5,000	5,071
Los Angeles, CA, Ser 2011 TRANs
2.50%, 4/30/12	5,000	5,081
Michigan, Fiscal 2011 Ser A
2.00%, 9/30/11	7,590	7,609
San Antonio Independent School District, TX, Ser 2001 B (pre-refunded 8/15/11@100)
5.38%, 8/15/29	5,000	5,010
St. Louis, MO, General Fund Ser 2011 TRANs
2.00%, 6/29/12	1,500	1,522
Texas, Ser 2010 TRANs
2.00%, 8/31/11	30,000	30,040
		75,535
Put Option Bonds (8.8%)
Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1
0.20%, 5/15/39 (b)	4,000	4,000
Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1
0.48%, 11/1/30 (b)	4,000	4,000
J P Morgan Chase & Co., CA, Los Angeles Ser 2011 TRANs PUTTERs Ser 3930
0.16%, 8/12/12 (b)(c)	10,000	10,000
Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A
0.17%, 7/1/30 (b)	4,500	4,500
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8
0.17%, 11/15/49 (b)	10,000	10,000
New York Liberty Development Corporation, NY,
Recovery Zone 3 World Trade Center Ser 2010 A-1
0.42%, 12/1/50 (b)	14,500	14,500
World Trade Center Ser 2009 A-2
0.35%, 12/1/49 (b)	40,000	40,000
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.20%, 11/1/34 (b)	3,000	3,000
Sentara Healthcare Window Ser 2010 C
0.20%, 11/1/34 (b)	3,000	3,000
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.19%, 10/1/27 (b)	5,000	5,000
Palm Beach County Solid Waste Authority, FL, Improvement Ser 2010
1.00%, 10/1/31 (b)	13,500	13,535
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.17%, 11/1/34 (b)	15,650	15,650
		127,185

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (63.3%)
Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687
0.16%, 7/1/25 (c)	$1,600	$1,600
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149
0.11%, 1/15/47	2,625	2,625
Austin Trust, NV, Clark County Ser 2008 Custody Receipts Ser 2008-1171
0.11%, 6/1/38	9,770	9,770
Austin Trust, TX,
Tarrant County Cultural Education Facilities Finance Corp. Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031
0.11%, 2/15/36	192	192
Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026
0.11%, 4/1/33	10,840	10,840
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultual Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.09%, 1/1/38 (c)	5,000	5,000
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W
0.09%, 7/1/38 (c)	7,000	7,000
Barclays Capital Municipal Trust Receipts, WA, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC)
0.09%, 1/1/39 (c)	750	750
Barclays Capital Municipal Trust Receipts, WI, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W
0.09%, 8/15/37 (c)	1,250	1,250
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9
0.08%, 1/1/16	9,955	9,955
BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36
0.07%, 4/1/16	15,630	15,630
Capital Beltway Funding Corporation of Virginia,
Senior Lien Toll I-495 Hot Lanes Ser 2008 C
0.03%, 12/31/47	23,800	23,800
Senior Lien Toll I-495 Hot Lanes Ser 2008 D
0.04%, 12/31/47	21,000	21,000
Central Plains Energy Project, NE, Gas Project No 2 Ser 2009
0.08%, 8/1/39	36,700	36,700
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A
0.10%, 11/1/35	21,825	21,825
Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541
0.11%, 6/1/16	3,500	3,500
Florida State Board Of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017
0.10%, 10/15/16	7,800	7,800
Franklin County, OH, OhioHealth Corp. Ser 2009 A
0.04%, 11/15/41	16,000	16,000
Gainesville, FL, Utilities System 2007 Ser A
0.04%, 10/1/36	26,000	26,000

	Face Amount (000)	Value (000)
Harris County Hospital District, TX,
Senior Lien Ser 2007 ROCs II-R Ser 12075 (BHAC)
0.12%, 8/15/15	$21,075	$21,075
Senior Lien Ser 2010
0.08%, 2/15/42	3,965	3,965
Harris County Industrial Development Corporation, TX, Baytank, Inc. Ser 1998
0.05%, 2/1/20	28,400	28,400
Highlands County Health Facilities Authority, FL,
Adventist Health System/Sunbelt Obligated Group Ser 2004 A
0.05%, 11/15/34	25,675	25,675
Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)
0.11%, 11/15/14	4,590	4,590
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc. Ser 2008 G
0.08%, 9/1/48	20,250	20,250
J P Morgan Chase & Co., IL, Illinois Finance Authority Advocate Health Care Ser 2010 A, B, C PUTTERs Ser 3628
0.12%, 4/1/17 (c)	16,005	16,005
J P Morgan Chase & Co., NH, New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648
0.12%, 10/1/17 (c)	3,000	3,000
King County, WA, Limited Tax Sewer Ser 2010 A
0.04%, 1/1/40	20,465	20,465
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A
0.08%, 8/1/40	19,390	19,390
Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A
0.06%, 2/15/43	7,950	7,950
Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM)
0.11%, 7/1/29	9,900	9,900
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3
0.03%, 7/1/40	19,780	19,780
Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390
0.11%, 1/15/14 (c)	6,090	6,090
Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC)
0.12%, 5/1/32	12,870	12,870
Michigan State University, Ser 2003 A
0.23%, 2/15/33	19,185	19,185
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005
0.08%, 9/1/40	1,995	1,995
Missouri Health & Educational Facilities Authority,
BJC Health System Ser 2008 B
0.09%, 5/15/38	20,500	20,500
BJC Health System Ser 2008 C
0.07%, 5/15/38	15,000	15,000
Sisters of Mercy Health System Ser 2008 D-4
0.06%, 6/1/37	22,000	22,000
Sisters of Mercy Health System Ser 2008 E
0.06%, 6/1/39	20,000	20,000
New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1
0.04%, 12/15/26	20,920	20,920

	Face Amount (000)	Value (000)
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008
0.06%, 8/1/34	$25,795	$25,795
New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009
0.08%, 11/1/39	19,965	19,965
North Carolina Medical Care Commission, Novant Health Obligated group Ser 2004 A
0.08%, 11/1/34	22,600	22,600
Ohio, Common Schools Ser 2006 B
0.05%, 6/15/26	17,230	17,230
Oregon Facilities Authority, PeaceHealth Ser 2008 A
0.04%, 8/1/34	20,000	20,000
Oregon State Facilities Authority, OR, PeaceHealth Ser 2008 D
0.06%, 5/1/47	20,000	20,000
Orlando-Orange County Expressway Authority, FL, Ser 2007 A Eagle #20070107 Class A (BHAC)
0.12%, 7/1/42	15,000	15,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.09%, 11/1/38	3,500	3,500
Puttable Floating Option Tax-Exempts Receipts, WA, Washington Ser 2010 B P-FLOATs PT-4658
0.11%, 1/1/24 (c)	6,065	6,065
RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17
0.08%, 3/1/34 (c)	24,800	24,800
RBC Municipal Products Trust, Inc., PA,
Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16
0.08%, 4/15/39 (c)	4,500	4,500
Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13
0.08%, 11/1/11 (c)	5,400	5,400
Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15
0.09%, 2/1/12 (c)	19,795	19,795
RBC Municipal Products Trust, Inc., TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14
0.08%, 5/15/34 (c)	7,000	7,000
Sevier County Public Building Authority, TN,
Local Government Public Improvement Ser VI-A-1
0.08%, 6/1/29	20,310	20,310
Local Government Public Improvement Ser VII-B-1
0.09%, 6/1/32	20,800	20,800
South Carolina Jobs - Economic Development Authority, AnMed Health Ser 2009 A
0.08%, 2/1/35	1,000	1,000
Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686
0.11%, 12/1/24 (c)	1,000	1,000
Texas Transportation Commission, Mobility Fund Ser 2007 Eagle #20070090 Class A
0.11%, 4/1/37	10,000	10,000

	Face Amount (000)	Value (000)
Utah Water Finance Agency,
Ser 2008 B
0.08%, 10/1/37	$10,000	$10,000
Ser 2008 B-2
0.08%, 10/1/35	12,435	12,435
Ser 2008 B-4
0.08%, 10/1/36	25,330	25,330
Washington Higher Education Facilities Authority, Whitman College Ser 2008
0.08%, 1/1/38	29,935	29,935
Williamstown, KY, Kentucky League of Cities Funding Trust 2008 Ser A
0.09%, 7/1/38	7,245	7,245
		909,947
Total Investments (95.2%) (Cost $1,368,576)		1,368,576
Other Assets in Excess of Liabilities (4.8%)		69,513
Net Assets (100.0%)		$1,438,089

(a)	The rates shown are the effective yields at the date of purchase.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2011.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BANs	Bond Anticipation Notes.
BHAC	Berkshire Hathaway Assurance Corporation.
COPs	Certificates of Participation.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$185,622	12.9%
Florida	139,600	9.7
California	79,071	5.5
Missouri	79,022	5.5
New York	74,500	5.2
Washington	67,215	4.7
New Mexico	66,680	4.6
Nebraska	56,700	3.9
Massachusetts	55,920	3.9
Virginia	54,800	3.8
Utah	47,765	3.3
Michigan	47,319	3.3
Louisiana	43,900	3.1
North Carolina	42,425	3.0
Tennessee	41,110	2.9
Oregon	40,000	2.8
Ohio	33,230	2.3
Georgia	31,473	2.2
Pennsylvania	30,695	2.1
Colorado	21,825	1.5
Indiana	20,250	1.4
Illinois	20,005	1.4
Minnesota	20,000	1.4
Maryland	17,950	1.2
Arizona	16,555	1.2
Alabama	10,684	0.7
Nevada	9,770	0.7
Kentucky	7,245	0.5
Wisconsin	3,245	0.2
New Hampshire	3,000	0.2
South Carolina	1,000	0.1
	$1,368,576	95.2%

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$116,900	$—	$116,900
Daily Variable Rate Bonds	—	139,009	—	139,009
Municipal Bonds & Notes	—	75,535	—	75,535
Put Option Bonds	—	127,185	—	127,185
Weekly Variable Rate Bonds	—	909,947	—	909,947
Total Tax-Exempt Instruments	—	1,368,576	—	1,368,576
Total Assets	$—	$1,368,576	$—	$1,368,576

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Notes to the Portfolios of Investments • July 31, 2011 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
September 20, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2011